                           As filed [January 21], 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                               Delaware VIP Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
                        (Area Code and Telephone Number)

                               One Commerce Square
                             Philadelphia, PA 19103
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                          Richelle S. Maestro, Esquire
                               One Commerce Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

 Title of the securities being registered: Shares of Beneficial Interest - No Par
  Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

  It is proposed that this filing will become effective on [February 20], 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware VIP Trust has executed this Registration Statement.

                       This page intentionally left blank.

                            Delaware VIP Devon Series

Dear Shareholder:

     Enclosed is a Notice of Meeting for a Special  Meeting of  Shareholders  of
the  Delaware  VIP  Devon  Series  (the  "Devon  Series"),  which is a series of
Delaware VIP Trust (the "Trust").  The Meeting has been called for April 4, 2003 at 11:00 a.m.  Eastern time at 2005 Market  Street,  One Commerce  Square,  34th
Floor,    Philadelphia,    Pennsylvania.    The    accompanying    Joint   Proxy
Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt  attention and vote via the enclosed  proxy card [or by telephone or by the Internet].

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

     This Meeting is critically  important.  You are being asked to consider and approve a Plan of  Reorganization  that would result in your shares of the Devon
Series being  exchanged for those of another series of the Trust called Delaware
VIP Large Cap Value Series (the "Large Cap Value Series").  If the  shareholders of your Series  approve the  proposal,  the Large Cap Value  Series will acquire substantially  all of the assets subject to the liabilities of the Devon Series.
You will  receive  shares of the Large Cap Value  Series  equal in value to your investment in shares of the Devon Series. You will no longer be a shareholder of the Devon Series and, instead,  you will be a shareholder of the Large Cap Value
Series.

     The  transaction  is being  proposed  because  we  believe  the  investment strategy  of the  Large  Cap  Value  Series  affords  a better  opportunity  for sustainable  positive  results.  In addition,  projected growth in assets of the
Devon  Series is not  sufficient  to continue  to offer a fund with  competitive performance  and high quality  service to  shareholders  over the long term. The
Large Cap Value Series has an investment  objective and investment policies that are  similar  to those of the Devon  Series,  as  outlined  in the  Joint  Proxy
Statement/Prospectus.  The  Large  Cap  Value  Series  is  managed  by  Delaware
Management  Company,  which is also the current  investment adviser of the Devon
Series.  The Large Cap Value Series,  as a larger fund, should be better able to obtain  certain  cost savings for  shareholders.  The  proposed  transaction  is intended to be  tax-free,  which means that you will not have a taxable  gain or loss on the exchange of your shares.

     Please take the time to review this entire  document and vote now!  Whether or not you plan to attend the  Meeting,  please vote your shares by  completing, dating and signing the  enclosed  proxy card or voting  instruction  form [or by telephone or by the Internet]. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

     Thank you for your prompt attention and participation.

                                           Sincerely,

                                           David K. Downes
                                           President and Chief Executive Officer

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                            DELAWARE VIP DEVON SERIES
                        (a series of Delaware VIP Trust)

                               One Commerce Square
                             Philadelphia, PA 19103

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           To be held on April 4, 2003

To the  Shareholders  of Delaware VIP Devon Series and to the Owners of Variable
Annuity  Contracts or Variable Life Insurance  Policies  entitled to give voting instructions to the Shareholders of Delaware VIP Devon Series:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting")  of  Delaware  VIP Devon  Series (the  "Devon  Series"),  a series of
Delaware  VIP Trust (the  "Trust"),  has been called by the Board of Trustees of the Trust and will be held at 2005 Market  Street,  One  Commerce  Square,  34th
Floor, Philadelphia,  PA 19103, on April 4, 2003 at 11:00 a.m. Eastern time. The
Special Meeting is being called for the following reasons:

     1. For shareholders of the Devon Series to vote on a Plan of Reorganization by the Trust,  on behalf of the Devon  Series and  Delaware  VIP Large Cap Value
Series (the "Large Cap Value Series"), that provides for: (i) the acquisition of substantially  all of the assets subject to the  liabilities of the Devon Series in  exchange  for  shares  of the  Large  Cap  Value  Series;  (ii) the pro rata distribution of shares of the Large Cap Value Series to the  shareholders of the
Devon Series; and (iii) the liquidation and dissolution of the Devon Series.

     2. To vote upon any other  business as may properly come before the Special
Meeting or any adjournment thereof.

     The transaction  contemplated by the Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Plan of
Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

     Shares of the  Series  were  purchased  by  certain  separate  accounts  of
Allmerica Financial Life Insurance and Annuity Company  ("Allmerica  Financial")
and Lincoln  Life and  Annuity  Company  ("Lincoln  Annuity")  to fund  benefits payable under certain  variable  annuity  contracts and variable life  insurance policies ("variable contracts").  Allmerica Financial and Lincoln Annuity hereby solicit and agree to vote at the Meeting, to the extent required,  the shares of
Devon  Series  that are held in  separate  accounts  in  accordance  with timely instructions received from owners of the variable contracts. With respect to all other shareholders, the Trustees of the Trust are soliciting your votes.

     If you are a  shareholder  of record of the Devon Series as of the close of business on February 21, 2003,  you have the right to direct the persons  listed on the enclosed proxy card on how your shares in the Series should be voted.  If you are a variable contract owner of record at the close of business on February
21, 2003, you have the right to instruct Allmerica  Financial or Lincoln Annuity as to the manner in which the Devon Series shares  attributable to your variable contract should be voted. To assist you, a voting  instruction form is enclosed.
In addition,  a Joint Proxy  Statement/Prospectus  describing  the matters to be voted on at the  Meeting  or any  adjournment(s)  thereof  is  attached  to this
Notice. Your vote is important.

                                              By Order of the Board of Trustees,

                                              Richelle S. Maestro
                                              Secretary

[February 28], 2003

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card or Voting Instruction Form, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the
    United States. [If you prefer, you may instead vote by telephone or the
  Internet.] You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                        Joint Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                              Page

Cover Pages
                                                                              Cover
Summary
       What is the purpose of the proposal?
       How will the shareholder voting be handled?
       What are the general tax consequences of the Transaction?

Comparisons of Some Important Features
       How do the investment objectives and policies of the Series compare?
       What are the risks of an investment in the Series?
       Who manages the Series?
       What are the fees and expenses of each series and what might they be after the Transaction?
       Where can I find more financial information about the Series?
       What are other key features of the Series?
                  Transfer Agency, Custody and Administrative Services
                  Management and Administration Fees
                  Distribution Services
                  Rule 12b-1 Plans
                  Purchases and Redemptions
                  Dividends and Distributions

Reasons for the Transaction

Information about the Transaction
       How will the Transaction be carried out?
       Who will pay the expenses of the Transaction?
       What are the tax consequences of the Transaction?
       What should I know about Large Cap Value Series Shares?
       What are the capitalizations of the Series and what might the capitalization be after the Transaction?

Comparison of Investment Objectives and Policies
       Are there any significant differences between the investment objectives and policies of the Series?
       How do the types of securities the Series buy and the investment policies of the Series compare?
       How do the investment restrictions of the Series differ?
       What are the risk factors associated with investments in the Series?

Voting Information
       How many votes are necessary to approve the Plan?
       How do I ensure my vote is accurately recorded?
       Can I revoke my proxy?
       What other matters will be voted upon at the Meeting?
       Who is entitled to vote?
       What other solicitations will be made?
       Are there dissenters' rights?

Information about the Large Cap Value Series

Information about the Devon Series

Information About Each Series

Principal Holders of Shares

Exhibits to Joint Proxy Statement/Prospectus

Exhibit A - Form of Plan of Reorganization by Delaware VIP Trust
         (on behalf of Delaware VIP Devon Series and Delaware VIP Large Cap
         Value Series)

Exhibit B - Prospectus of Delaware VIP Large Cap Value Series - Standard
         Class or Service Class, as applicable, dated May 1, 2002

Exhibit C - Annual Report of Delaware VIP Large Cap Value Series for the
         fiscal year ended December 31, 2001

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                                PRELIMINARY COPY
                        JOINT PROXY STATEMENT/PROSPECTUS

                            Dated [February 20,] 2003

                          Acquisition of the assets of
                            DELAWARE VIP DEVON SERIES
                        (a series of Delaware VIP Trust)

                        By and in exchange for shares of
                       DELAWARE VIP LARGE CAP VALUE SERIES
                     (another series of Delaware VIP Trust)

     This Joint  Proxy  Statement/Prospectus  solicits  proxies to be voted at a
Special  Meeting of  Shareholders  (the  "Meeting") of Delaware VIP Devon Series
(the "Devon Series"), a series of Delaware VIP Trust (the "Trust"), to vote on a
Plan of  Reorganization  (the  "Plan").  The  principal  office  of the Trust is located at One Commerce Square, 2005 Market Street,  Philadelphia,  PA 19103. If
shareholders of the Devon Series vote to approve the Plan, the net assets of the
Devon Series will be acquired by Delaware VIP Large Cap Value Series (the "Large
Cap Value Series"),  another series of the Trust, in exchange for Standard Class shares of Large Cap Value Series ("Large Cap Value Series  Standard  Class") and
Service Class shares of Large Cap Value Series  ("Large Cap Value Series Service
Class Shares") (collectively, "Large Cap Value Series Shares").

     The Meeting  will be held at the offices of the Trust,  which is located at
2005 Market Street, One Commerce Square, 34th Floor, Philadelphia,  PA 19103, on
April 4, 2003 at 11:00 a.m. Eastern time. The Board of Trustees of the Trust, on behalf of the Devon Series, is soliciting these proxies.

     This Joint Proxy Statement/Prospectus is also being furnished in connection with the  solicitation  of  voting  instructions  by  Allmerica  Financial  Life
Insurance  and Annuity  Company  ("Allmerica  Financial")  and Lincoln  Life and
Annuity Company ("Lincoln Annuity") (collectively,  the "Participating Insurance
Companies")  from owners of certain  variable  annuity  contracts  and  variable insurance policies  (collectively,  "variable contracts") having contract values on [February 21], 2003  allocated to a sub-account  of one of the  Participating
Insurance  Companies'  separate accounts invested in shares of the Devon Series.
For purposes of this Joint Proxy Statement/Prospectus,  the terms "you," "your,"
and  "shareholder"  refer to the direct  shareholders of the Devon Series and to variable  contract  owners who  invested in the Devon  Series  through  variable contracts.

     This Joint  Proxy  Statement/Prospectus  and forms of proxy card and voting instructions  will first be sent to shareholders and variable contract owners on or about [February 28], 2003.

     If the  shareholders of the Devon Series vote to approve the Plan, you will receive Large Cap Value Series Standard Class Shares of equivalent aggregate net asset value ("NAV") to your  investment in Standard Class shares of Devon Series
("Devon Series  Standard Class Shares") and Large Cap Value Series Service Class
Shares  equal in value to your  Service  Class  shares of Devon  Series  ("Devon
Series Service Class Shares"). The Devon Series will then be liquidated.

     The  Large  Cap  Value  Series'  investment  objective  is to seek  capital appreciation with current income as a secondary objective.  Similarly, the Devon
Series' investment objective is to seek total return.

     This Joint Proxy Statement/Prospectus gives the information about Large Cap
Value Series Shares that you should know before investing.  You should retain it for future reference. A Statement of Additional Information dated [February 20,]
2003  relating  to  this  Joint  Proxy   Statement/Prospectus   containing  more
information about the Large Cap Value Series, the Devon Series, and the proposed reorganization  has  been  filed  with  the SEC and is  incorporated  herein  by reference.

     The following documents are attached to and considered a part of this Joint
Proxy  Statement/Prospectus,  and are  intended to provide you with  information about the Large Cap Value Series.

|_|  The  Prospectus of the Large Cap Value Series -- Standard  Class or Service
     Class,  as  applicable,  dated  May 1, 2002 (the  "Large  Cap Value  Series
     Prospectus").

|_|  The Annual  Report to  shareholders  of the Large Cap Value  Series for the fiscal year ended  December  31, 2001 (the "Large Cap Value  Series  Annual
     Report").

     The  Prospectuses  of the Devon Series -- Standard Class and Service Class,
dated May 1, 2002, (the "Devon Series Prospectus") are incorporated by reference into this Joint Proxy  Statement/Prospectus.  You can request a free copy of the
Statement of Additional  Information or any of the documents  described above by calling 1-800-523-1918, or by writing to the Large Cap Value Series or the Devon
Series at Attention:  Account  Services,  1818 Market Street,  Philadelphia,  PA
19103-3682.

     Like all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or  disapproved  these  securities  or passed upon the adequacy of this
Joint  Proxy  Statement/Prospectus.  Any  representation  to the  contrary  is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks  including  the possible  loss of principal.

                                     SUMMARY

     This is only a summary of certain information contained in this Joint Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this  Joint  Proxy  Statement/Prospectus,  including  the Plan  (attached  as
Exhibit A), the Large Cap Value Series  Prospectus  (attached as Exhibit B), and the Large Cap Value Series Annual Report (attached as Exhibit C).

What is the purpose of the proposal?

     The Board of Trustees of the Trust has approved the Plan (which is attached as Exhibit A) for the Devon Series and recommends that shareholders of the Devon
Series vote to approve the Plan. If shareholders of the Devon Series approve the
Plan,  the Devon Series' net assets will be  transferred  to the Large Cap Value
Series in exchange for Large Cap Value  Series  Shares of  equivalent  aggregate
NAV.  These Large Cap Value Series Shares will then be  distributed to the Devon
Series'  shareholders  and the Devon Series will be  liquidated.  This  proposed transaction  is  referred  to in this Joint  Proxy  Statement/Prospectus  as the
"Transaction."

     This means that your shares of the Devon  Series  Standard  Class Shares or
Devon Series  Service  Class Shares will be exchanged for Large Cap Value Series
Standard  Class  Shares  or Large  Cap  Value  Series  Service  Class  Shares of
equivalent aggregate NAV. As a result, you will cease to be a shareholder of the
Devon Series and will become a shareholder  of the Large Cap Value Series.  This exchange  will  occur  on a  date  determined  by  the  officers  of  the  Trust
(hereafter, the "Closing Date").

     Like the Devon  Series,  the Large Cap Value Series is a mutual fund within the Delaware  Investments Family of Funds that is managed by Delaware Management
Company ("the Manager").  The Large Cap Value Series'  investment  objective and policies are similar, but not identical, to those of the Devon Series.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Board of Trustees of the Trust has concluded that the Transaction is in the best interests of the  shareholders  of the Devon Series.  The Board of Trustees also concluded  that no  dilution in value would  result to the  shareholders  of the
Devon Series or to the shareholders of the Large Cap Value Series, respectively, as a result of the Transaction.

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

How will the shareholder voting be handled?

     Shareholders  who own shares at the close of business on February  21, 2003 will be  entitled to vote at the  Meeting,  and will be entitled to one vote for each full share and a fractional vote for each fractional  share that they hold.
To  approve  the  reorganization  of the Devon  Series  into the Large Cap Value
Series,  a majority (as defined  under  federal law) of the  outstanding  voting shares of Devon Series must be voted in favor of the Plan.

     Please   vote  by  proxy  as  soon  as  you   receive   this  Joint   Proxy
Statement/Prospectus.  You may place your vote by  completing  and  signing  the enclosed  proxy card [or by  telephone or by the  Internet].  If you return your signed  proxy card [or vote by  telephone  or by  Internet],  your votes will be officially  cast at the Meeting by the  persons  appointed  as proxies.  You can revoke your proxy at any time until the vote is taken at the Meeting.

     With respect to the Participating  Insurance  Companies' separate accounts, each Participating Insurance Company will vote the shares of the Devon Series in accordance with the timely  instructions  received from persons entitled to give voting  instructions under the variable contracts.  To the extent required,  the
Participating  Insurance  Companies  will vote shares  attributable  to variable contracts as to which no voting  instructions  are received in proportion  (for, against or abstain) to those for which timely  instructions  are received.  If a duly  executed  and dated  voting  instruction  form is  received  that does not specify  a  choice  (for,  against  or  abstain),  the  Participating  Insurance
Companies will consider their timely receipt as an instruction to vote "FOR" the proposal.  Variable  contract  owners may  revoke  previously  submitted  voting instructions  given to the Participating  Insurance  Companies at any time until the vote is taken.

     For more details about  shareholder  voting,  see the "Voting  Information"
section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Devon Series will not recognize any gain or loss for  federal  income tax  purposes  as a result of the  exchange of their shares for Large Cap Value Series  Shares.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the  Transaction in light of your  individual  circumstances.  You should also consult your tax advisor about state  and  local tax  consequences  of the  Transaction,  if any,  because  the information  about tax  consequences  in this  document  relates to the  federal income tax consequences only. For further information about the tax consequences of the Transaction,  see  "Information  About the Transaction - What are the tax
consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Series compare?

     The Devon  Series and Large Cap Value  Series  have  compatible  investment objectives.  The Devon Series'  investment  objective is total return. The Large
Cap Value Series seeks capital appreciation with current income as its secondary objective.  Thus,  both  Series  essentially  seek to  provide  total  return to shareholders.

     Both Series  attempt to achieve  their  investment  objectives by investing primarily in common  stocks.  The Devon Series focuses on common stocks that the
Manager believes have the potential for above-average  earnings per share growth over time combined with a high degree of earnings consistency.  Unlike the Devon
Series,  which  uses a growth  strategy,  the  Large  Cap  Value  Series  uses a value-oriented  approach  and invests 80% of its assets in  large-capitalization companies that the Series  believes have total return  potential.  The Large Cap
Value Series  defines  large-capitalization  companies as companies  with market capitalizations  of $5 billion or more at the time of purchase.  The Series have had significant overlap of portfolio  securities.  As of September 30, 2002, 52%
of the Devon Series and 53% of Large Cap Value Series'  portfolio  holdings were invested in the same equity  securities.  The  difference  between the Series is that the  presence  of large cap  stocks in the Devon  Series is a result of the
Manager's assessment of attractive investment opportunities rather than a policy as it is with the Large Cap Value Series.

     For further information about the investment objectives and policies of the
Series, see "Comparison of Investment Objectives and Polices."

What are the risks of an investment in the Series?

     As with most  investments,  investments in the Series involve risks.  There can be no guarantee  against losses  resulting from an investment in the Series, nor can  there  be any  assurance  that a Series  will  achieve  its  investment objective.

     The risks  associated  with an investment in the Devon Series and the Large
Cap Value  Series  are  substantially  similar.  The value of both  Series  will increase and decrease  according  to changes in the value of  securities  in the
Series'  portfolios.  Both  Series'  portfolio  securities  will be  affected by changes in stock  prices,  which could be caused by declines in the stock market or poor performance in specific industries or companies.

     For further information about the investment objectives and policies of the
Series, see "Comparison of Investment Objectives and Polices."

Who manages the Series?

     The   management  of  the  business  and  affairs  of  the  Series  is  the responsibility  of the Board of Trustees of the Trust, on behalf of each Series.
The Board elects officers who are  responsible for the day-to-day  operations of each Series.

     The Manager manages the assets of each of the Series and makes each Series'
investment  decisions.  The Manager is a series of Delaware  Management Business
Trust,  which is an indirect,  wholly-owned  subsidiary  of Delaware  Management
Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware  Investments  Family of Funds since 1938.  On December
31, 2002, the Manager and its affiliates within Delaware Investments,  including
Delaware  International  Advisers Ltd., were managing in the aggregate more than
$[ ] billion in assets.

     John B. Fields has primary  responsibility for making day-to-day investment decisions  for  the  Large  Cap  Value  Series.  Mr.  Fields  is a  Senior  Vice
President/Senior  Portfolio Manager. He joined Delaware  Investments in 1992 and has 29 years' experience in investment management. He earned a bachelor's degree and an MBA from Ohio State University.  Before joining Delaware Investments,  he was Director of Domestic Equity Risk  Management at DuPont.  Prior to that time, he was Director of Equity  Research at Comerica  Bank. Mr. Fields is a member of the Financial  Analysts Society of Wilmington,  Delaware.  In making  investment decisions  for the  Devon  Series,  Mr.  Fields  works  with a team of  Delaware portfolio managers utilizing the same investment strategy.  He has been managing the Series since 1992.

     Francis X.  Morris has  responsibility  for  making  day-to-day  investment decisions for the Devon Series. Mr. Morris is a Vice President/Senior  Portfolio
Manager.  He holds a  bachelor's  degree in finance from  Providence  College in
Rhode Island and an MBA from Widener University in Pennsylvania.  Mr. Morris has been managing  institutional  equity  portfolios at Delaware  Investments  since
1997. He has 17 years of investment management  experience.  He came to Delaware
Investments from PNC Asset  Management  where he served as a securities  analyst from 1983 to 1991 and portfolio  manager from 1991 to 1994. He was  subsequently named  Director  of  Equity  Research  at  PNC.  He is a past  president  of the
Philadelphia Society of Financial Analysts.  Mr. Morris has been a member of the
Series' management team since March 1999. In making investment decisions for the
Series, Mr. Morris regularly consults with Michael Morris.

     Michael Morris is a Vice  President/Portfolio  Manager, who holds a BS from
Indiana  University with a major in finance.  He joined Delaware  Investments in
1999. Previously,  he served as Senior Equity Analyst at Pilgrim Baxter covering financial stocks. He has 9 years of investment  experience.  Mr. Morris is a CFA charterholder and a member of the Bank and Financial  Analysts  Association.  He has been co-managing the equity portion of the Series since November 2001.

What are the fees and expenses of each Series?

     The  following  table  describes  the  annual  fees  and  expenses  of  the underlying  funds  that you may pay if you buy and hold  shares  of the  Series.
There are no sales charges for either Series and, except as noted, the operating expenses  shown are based on expenses  incurred  during each Series' most recent fiscal year ended December 31, 2002.  The fees described in the following  table relate only to the fees and  expenses of shares of the Series and do not include any fees or  expenses  charged  under a variable  contract.  Variable  contracts impose sales charges and other  on-going fees and expenses on variable  contract holders.

                                           FEES AND EXPENSES FOR THE LARGE CAP VALUE SERIES
                                                         AND THE DEVON SERIES

                                                          OPERATING EXPENSES

                                    Distribution               Total Annual     Fee        Net Annual
 Series Names & Classes  Management  and Service    Other     Fund Operating  Waivers &  Fund Operating
        of Shares           Fees    (12b-1) Fees  Expenses       Expenses(4)  Payments      Expenses
----------------------- ----------- ------------- ----------- -------------- ----------- ---------------
----------------------- ----------- ------------- ----------- -------------- ----------- ---------------

Large Cap Value Series
After Transaction (1)
   Standard Class        0.65%(3)       None         0.11%         0.76%        (0.05)%        0.71%
   Service Class         0.65%(3)     0.30%(2)       0.11%         1.06%        (0.05)%        1.01%

Large Cap Value Series
   Standard Class        0.65%(3)       None         0.10%         0.75%        (0.05)%        0.70%
   Service Class         0.65%(3)     0.30%(2)       0.10%         1.05%        (0.05)%        1.00%

Devon Series
   Standard Class           0.65%       None         0.11%         0.76%          0.00%        0.76%
   Service Class            0.65%     0.30%(2)       0.11%         1.06%          0.00%        1.06%

(1)  The operating expenses for the Large Cap Value Series after the Transaction are based on expenses  incurred  by the Series  during its last fiscal year ended December 31, 2002.
(2)  Although the maximum  aggregate fee payable by the Trust under the Plan and the Trust's  Distribution  Agreement is, on an annual basis, up to 0.30% of average daily net assets of Service Class Shares, the Board of Trustees has set the fee payable under the 12b-1 Plan at an annual rate of 0.15% of each
     Series' Service Class' average daily net assets through April 30, 2003.
(3)  The Manager has voluntarily agreed to waive indefinitely its management fee for the Large Cap Value  Series so as not to exceed an annual rate of 0.60%
     of average daily net assets.
(4)  The Manager has  contracted  to waive fees and pay  expenses of each Series through  April  30,  2004 in  order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and
     12b-1 fees) from exceeding 0.80% of average daily net assets.

Examples:

     The following comparative expense examples are intended to help you compare the cost of investing in the Devon  Series whose shares you  currently  own with the cost of  investing  in Large Cap Value  Series  into  which  your  Series is proposed to be reorganized.  The  comparative  expense example for each class of each Series assumes that you invest  $10,000 for the time periods  indicated and then redeem all of your shares at the end of those periods.  The examples assume the fees and expenses set forth in the preceding Operating Expenses Table remain the same and that your  investment  has a 5% return  each  year.  The  examples, however, do not include charges that are imposed by variable contracts. If these charges were reflected, the expenses listed below would be higher.

     Each  One-Year  period  shown below for each class of each  Series  assumes operating  expenses to be after waivers and  reimbursements  as presented in the preceding  Operating  Expenses  Table.  This example  reflects the net operating expenses with investment management expense waivers for the one-year contractual period and the total  operating  expenses  without expense waivers for years two through  ten.  Although  your  costs  may be  higher  or  lower,  based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years   10 Years
------------------------------------------ -------- --------- --------- ----------
------------------------------------------ -------- --------- --------- ----------

Large Cap Value Series After Transaction
   Standard Class                          $ 73      $227      $395     $  883
   Service Class                            103       322       558      1,236

Devon Series
   Standard Class                          $ 78      $243      $422     $  942
   Service Class                            108       337       585      1,294

Where can I find more financial information about the Series?

     For the Large Cap Value Series,  per share income  information for the past
fiscal  year  and  the  most  recent  six-month   semi-annual  period  is  shown
immediately below under the heading "Financial  Highlights." Also, the Large Cap
Value  Series  Annual  Report,  which is  attached  as  Exhibit  C,  includes  a discussion of that Series' performance during the fiscal year ended December 31,
2001 and shows per share information for each of the past five fiscal years. The
Large Cap Value Series Semi-Annual Report,  which is attached to and made a part of the  Statement  of  Additional  Information  relating  to  this  Joint  Proxy
Statement/Prospectus  and is available  upon  request,  includes a discussion of that Series' performance during the six-month period ended June 30, 2002.

     The  Prospectus  and Annual  Report for the Devon  Series  contain  further financial  information  about that Series.  These  documents are available  upon request (See "Information About the Devon Series").

                             Large Cap Value Series
                              Financial Highlights

     The  financial  highlights  table is  intended to help you  understand  the
Series' financial  performance.  All "per share" information  reflects financial results for a single Series share.  The  information for the year ended December
31, 2001 has been  audited by Ernst & Young LLP,  whose  report,  along with the
Series' financial statements, is included in the Series' annual report, which is attached to and considered a part of this Joint Proxy Statement/Prospectus.

                                                  Six Months Ended June 30,       Year Ended
                                                     2002(1) (Unaudited)       December 31, 2001
                                                    ---------------------    ---------------------
                                                    ---------------------    ---------------------

Standard Class

Net asset value, beginning of period                       $16.210                  $16.910

Income (loss) from investment operations:
   Net investment income(2)                                 0.104                    0.217
   Net realized and unrealized loss on investments         (1.104)                  (0.886)
                                                           -------                  -------
   Total from investment operations                        (1.000)                  (0.669)
                                                           -------                  -------
Less dividends:
   Dividends and distributions from:
   Net investment income                                   (0.230)                  (0.031)
                                                           -------                  -------
   Total dividends and distributions                       (0.230)                  (0.031)
                                                           -------                  -------
Net asset value, end of period                             $14.980                  $16.210
                                                           =======                  =======

Total Return(3)                                            (6.29%)                  (3.89%)

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                 $311,753                $355,015
   Ratio of expenses to average net assets                  0.70%                    0.68%
   Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                        0.75%                    0.73%
   Ratio of net investment income to average
     net assets                                             1.31%                    1.34%
   Ratio of net investment income to average
     net assets prior to expenses limitation
     and expenses paid indirectly                           1.26%                    1.29%
   Portfolio turnover                                        110%                     102%

                                                  Six Months Ended June 30,       Year Ended
                                                     2002(1) (Unaudited)       December 31, 2001
                                                    ---------------------    ---------------------
                                                    ---------------------    ---------------------

Service Class

Net asset value, beginning of period                       $16.200                  $16.910

Income (loss) from investment operations:
   Net investment income(2)                                 0.092                    0.193
   Net realized and unrealized loss on investments         (1.106)                  (0.886)
                                                           -------                  -------
   Total from investment operations                        (1.014)                  (0.693)
                                                           -------                  -------
Less dividends:
   Dividends and distributions from:
   Net investment income                                   (0.206)                  (0.017)
                                                           -------                  -------
   Total dividends and distributions                       (0.206)                  (0.017)
                                                           -------                  -------
Net asset value, end of period                             $14.980                  $16.200
                                                           =======                  =======

Total Return(3)                                            (6.37%)                  (4.03%)

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                  $4,612                  $2,902
   Ratio of expenses to average net assets                  0.85%                    0.83%
   Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                                        0.90%                    0.88%
   Ratio of net investment income to average
     net assets                                             1.16%                    1.19%
   Ratio of net investment income to average
     net assets prior to expenses limitation
     and expenses paid indirectly                           1.11%                    1.14%
   Portfolio turnover                                        110%                     102%

1.   Ratios and portfolio turnover have been annualized and total return has not been annualized.
2.   The  average  shares  outstanding  method  has been  applied  for per share information.
3.   Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

What are other key features of the Series?

     Transfer Agency, Accounting,  Custody and Administrative Services. Delaware
Service Company,  Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing,  dividend disbursing and transfer agent for each Series and for other mutual funds in the Delaware  Investments Family of Funds. DSC is paid an annual fee equal to 0.01% of the  average  daily net  assets of each  Series.  DSC also provides accounting  services to each Series.  Those services include performing all functions  related to calculating each Series' net asset value and providing all  financial  reporting  services,  regulatory  compliance  testing  and other related accounting services.  For its services,  DSC is paid fees by each Series according  to fee  schedules  that are the same  for each  fund in the  Delaware
Investments  Family of Funds.  These fees are charged to each Series,  including the Large Cap Value and Devon Series, on a pro rata basis.

     JPMorgan  Chase Bank is the custodian of the securities and other assets of both Series.  Its main office is located at 4 Chase Metrotech Center,  Brooklyn,
NY 11245.

     Management and  Administration  Fees. The Manager manages the portfolios of both the Large Cap Value and the Devon  Series.  The Manager has entered  into a management  agreement relating to the Series that provides for reductions in fee rates as the assets of the Series increase. Under the management agreement, each
Series  pays the  Manager a  management  fee  equal to 0.65% on the  first  $500 million of average  daily net assets;  0.60% on the next $500 million of average daily net assets;  0.55% on the next $1,500 million of average daily net assets;
and 0.50% on the  average  daily net  assets  in excess of $2,500  million.  The
Manager has  contracted to waive fees and/or pay expenses of each Series through
April 30,  2004 in order to prevent  total  operating  expenses  (excluding  any taxes,  interest,  brokerage  fees,  extraordinary  fees and  12b-1  fees)  from exceeding 0.80% of average daily net assets of that Series. The Manager has also voluntarily  agreed to waive  indefinitely  its management fees of the Large Cap
Value  Series  so as not to  exceed  0.60% of  average  daily  net  assets.  The contractual  management  fee rates for the past  fiscal  year of each Series are shown in the Operating  Expenses Table  included in the Summary  section of this
Joint Proxy Statement/Prospectus.

     Distribution Services. Pursuant to underwriting agreements relating to each of the Series,  Delaware  Distributors,  L.P. (the "Distributor")  serves as the national distributor for the Series. The Distributor pays all of the expenses of the promotion and  distribution  of the Series'  shares.  The  Distributor is an indirect,  wholly owned subsidiary of Delaware Management Holdings,  Inc. and an affiliate of the Manager.

     Lincoln  Financial   Distributors,   Inc.  ("LFD"),  an  affiliate  of  the
Distributor  and the  Manager,  serves  as the  Trust's  financial  intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the
Distributor  dated January 1, 2001. LFD is primarily  responsible  for promoting the sale of Service Class shares through insurance  company  sponsors,  brokers, dealers  and other  financial  intermediaries.  The address of LFD is 350 Church
Street,   Hartford,  CT  06103.  For  its  services,  LFD  receives  promotional allowances from insurance  companies that sponsor annuity  products that include the Series as investment options.

     Rule 12b-1 Plan. The Trust has adopted a  distribution  plan or "Rule 12b-1
Plan" for Service Class shares of each Series.

     The Rule  12b-1  Plan  permits  the Trust to pay,  out of the assets of the
Service  Class  shares,  monthly  fees to the  Distributor  for its services and expenses in distributing  and promoting  sales of shares of such classes.  These expenses may include, among others,  preparing and distributing  advertisements,
sales   literature  and  prospectuses  and  reports  used  for  sales  purposes,
compensating  sales  and  marketing  personnel,   and  paying  distribution  and
maintenance fees to insurance company sponsors,  securities brokers, dealers and others.  In addition,  the Trust may make  payments  from the 12b-1 Plan fees of
Service Class shares directly to others, such as insurance sponsors,  who aid in the distribution of Service Class shares,  or provide services in respect of the
Service Class, pursuant to service agreements with the Trust.

     The  maximum  aggregate  fee  payable  by the Trust  under the Plan and the
Trust's  Distribution  Agreement is, on an annual basis,  up to 0.30% of average daily net assets of each of the Service  Class  shares (up to 0.25% of which are service fees to be paid to the Distributor,  insurance company sponsors, dealers and  others  for  providing  personal  service  and/or  maintaining  shareholder accounts).  The Trust's  Board of Trustees  has set the fee at an annual rate of
0.15% of Service Class' average daily net assets through April 30, 2003.

     The Board of  Trustees of the Trust may change  these  amounts at any time.
All of the distribution expenses incurred by the Distributor and others, such as broker/dealers,  in excess of the amount paid on behalf of Service  Class shares are borne by such persons without any reimbursement from such class.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and redemption of each Series'  shares are identical.  You may refer to the  Prospectus  of each  Series  for the  purchase,  exchange,  and  redemption procedures applicable to the purchases, exchanges and redemptions of the Series'
shares. Set forth below is a brief description of the basic purchase,  exchange, and redemption procedures applicable to the shares of the Series.

     Shares of each Series are sold only to separate  accounts of life insurance companies  at net asset  value.  Redemptions  will be affected  by the  separate accounts  at the  NAV  next  determined  after  receipt  of the  order  to  meet obligations under the variable  contracts.  Contract owners do not deal directly with the  Series  with  respect to the  acquisitions  or  redemption  of Series'
shares.

     The price you pay for shares will depend on when we receive  your  purchase order.  If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time)
on a business day, you will pay that day's  closing share price,  which is based on the  Series'  NAV.  If your  order is  received  after the  close of  regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock Exchange is open for business.  Each Series reserves the right to reject any purchase order.

     Each Series' NAV per share is determined at the close of regular trading on the New York Stock  Exchange each business day that the New York Stock  Exchange is open. Each Series calculates this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the NAV per share.  Foreign securities,  currencies and other assets denominated in foreign  currencies are translated into U.S.  dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent  pricing service.  Each  Series  prices  securities  and other  assets  for which  market quotations are available at their market value. Each Series prices  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a maturity  of less than 60 days are  priced at  amortized cost. For all other  securities,  methods approved by the Board of Trustees that are designed to price securities at their fair market value are used.

     From time to time,  a Series  may also hold  securities  that are listed on foreign  exchanges.  These foreign  exchanges may trade on weekends or days when the Series  does not price its  shares.  As a result,  the NAV of the Series may change on days  when you will not be able to  purchase  or redeem  shares of the
Series.

     Dividends,   Distributions   and  Taxes.   Dividends   and   capital   gain
distributions,  if any, are distributed annually.  All dividends and any capital gains are automatically reinvested.

     The Series  will not be  subject  to  federal  income tax to the extent its earnings are distributed.  The Series intends to distribute substantially all of its net investment income and net capital gains.

     The tax  consequences  for contract owners will depend on the provisions of the variable  contracts through which they are invested in shares of the Series.
It is anticipated that the reorganization  will not be a taxable transaction for contract owners.

                           REASONS FOR THE TRANSACTION

     The Board of  Trustees  of the Trust,  on behalf of the Devon  Series,  has recommended  the Transaction for purposes of combining that Series with a larger fund that has a similar investment  objective and similar  investment  policies, but a  different  investment  strategy  that  affords a better  opportunity  for sustainable  results.  There has also been  relatively  low demand for the Devon
Series.  A larger fund should be better able to obtain  certain cost savings for the Devon Series and its shareholders.

     The Plan was presented to the Trust's Board of Trustees at a meeting of the
Board.  At the meeting,  the Board  questioned  management  about the  potential benefits and costs to shareholders of the Devon Series.  In deciding  whether to recommend  approval of the  Transaction to  shareholders,  the Board of Trustees considered, among other things: the expense ratios of the Large Cap Value Series and the Devon  Series and the impact of  contractual  fee waivers  thereon;  the potential benefits afforded by a larger fund through economies of scale (e.g.: a fund with higher  aggregate  net assets may also be able to reduce or  eliminate certain duplicative costs and expenses);  the comparative investment performance of the Large Cap Value Series and the Devon  Series;  the  compatibility  of the investment  objectives,  policies,  restrictions  and  investments  of the Devon series with those of the Large Cap Value  Series;  the tax  consequences  of the
Transaction;  and the significant experience of the Manager.  Additionally,  the
Board believes the  investment  strategy of the Large Cap Value Series affords a better  opportunity  for  sustainable  positive  results  than the Devon  Series investment  strategy.  During  the  course  of its  deliberations,  the Board of
Trustees  also  considered  the fact that the Devon  Series  and Large Cap Value
Series  will  each  pay 25% and the  Manager  will  pay 50% of the  costs of the preparation of the Form N-14, solicitors,  and legal matters. In addition, Devon
Series and Large Cap Value  Series will split  evenly such costs as printing and mailing.

     The Board of Trustees of the Trust concluded that the Transaction is in the best interests of the  shareholders  of the Series and that no dilution of value would result to the shareholders of the Series from the  Transaction.  The Board of the Trust then decided to approve the Plan and to recommend that shareholders of the Devon  Series vote to approve the  Transaction.  As required by law,  the
Trustees  approving  the Plan  included a majority of the  Trustees  who are not interested persons of the Devon Series.

     For the reasons  discussed  above,  the Board of Trustees of the Trust,  on behalf of the Devon Series, recommends that you vote FOR the Plan.

     If the  shareholders  do not  approve the Plan,  the Board of Trustees  may
consider  other  possible   courses  of  action,   including   liquidation   and
dissolution.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan.  You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

How will the Transaction be carried out?

     If the  shareholders  of the Devon Series approve the Plan, the Transaction will take place after various  conditions are satisfied by the Trust,  on behalf of both  Series,  including  the  delivery  of certain  documents.  The  Trust's officers  will  determine the Closing  Date.  If the  shareholders  of the Devon
Series do not approve the Plan, the Transaction will not take place.

     If the shareholders approve the Plan, the Series will deliver to the Trust, on behalf of Large Cap Value Series, substantially all of its assets, subject to its liabilities, on the Closing Date. The value of the assets to be delivered to the Large Cap Value Series shall be the value of such net assets  computed as of the close of business of the New York Stock Exchange,  Inc.  ("NYSE")  (normally
4:00 p.m.  Eastern  time) on the last business day prior to the Closing Date. In exchange, the Trust, on behalf of the Devon Series, will receive Large Cap Value
Series  Shares that have an  aggregate  NAV equal to the dollar value of the net assets delivered to the Trust on behalf of the Large Cap Value Series. The Trust will  distribute  the Large Cap Value  Series  Shares it  receives  to the Devon
Series  shareholders.  Each shareholder of Devon Series will receive a number of
Large Cap Value Series Shares of the same class and an equivalent  aggregate NAV as his or her shares of Devon Series.  As soon as practicable after the transfer of its assets, Devon Series will pay or make provision for the payment of all of its  liabilities.  Devon Series will then  terminate its existence as a separate series of the Trust.

     The stock transfer books of the Devon Series will be permanently  closed as of the close of  business of the NYSE on the day before the  Closing  Date.  The
Devon Series will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Large Cap Value Series.

     To the  extent  permitted  by law,  the Trust  may  amend the Plan  without shareholder  approval.  The Board, on behalf of either Series, may also agree to terminate  and  abandon  the  Transaction  at any time  before or, to the extent permitted by law, after the approval of shareholders of the Devon Series.

Who will pay the expenses of the Transaction?

     Devon  Series and Large Cap Value  Series will each pay 25% and the Manager will pay 50% of the costs of the preparation of the Form N-14,  solicitors,  and legal  matters.  Devon  Series and Large Cap Value Series will split evenly such costs as printing and mailing.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received  from the  Trust,  on behalf of the  Devon  Series  and Large Cap Value
Series, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes,  (i)  shareholders of the
Devon Series will not  recognize any gain or loss as a result of the exchange of their  shares of the Devon  Series for shares of the Large Cap Value  Series and
(ii) the Large Cap Value Series and its shareholders will not recognize any gain or loss upon receipt of the Devon Series' assets.

     You should  consult your tax advisor  regarding the effect,  if any, of the
Transaction in light of your individual  circumstances.  You should also consult your tax  advisor  about the state and local tax  consequences,  if any,  of the
Transaction  because  this  discussion  only  relates to the federal  income tax consequences.

What should I know about the Large Cap Value Series Shares?

     If the Transaction is approved, full and fractional shares of the Large Cap
Value  Series  will be  distributed  to  shareholders  of the  Devon  Series  in accordance with the procedures  described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights.  [The shares of the Large Cap Value Series will be recorded  electronically  in each  shareholder's  account.  The  Large Cap Value
Series will then send a confirmation to each  shareholder.]  As described in its prospectus,  the Large Cap Value Series does not issue share certificates unless requested.  As of the Closing Date, any certificates  representing shares of the
Devon Series will be cancelled.

     Large Cap Value  Series  Shares,  like  shares  of the Devon  Series,  have noncumulative  voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens,  holders of the  remaining  shares voting will not be able to elect any trustees.

     Like the Devon Series,  the Large Cap Value Series does not routinely  hold annual  meetings of  shareholders.  The Large Cap Value  Series may hold special meetings for matters requiring  shareholder  approval. A meeting of that Series'
shareholders  may also be called at any time by the Board of  Trustees or by the chairperson of the Board or by the president.

What are the  capitalizations of the Series and what might the capitalization be after the Transaction?

     The  following  table sets forth,  as of December  31,  2002,  the separate capitalizations  of the Large Cap Value  Series  and the Devon  Series,  and the
estimated  capitalization  of the  Large Cap Value  Series as  adjusted  to give effect to the proposed  Transaction.  The final  capitalization of the Large Cap
Value Series is likely to be different when the Transaction is consummated.

                                                                                      Large Cap Value Series
                                       Large Cap Value Series       Devon Series         after Transaction
                                            (unaudited)             (unaudited)             (estimated)
Net assets (all classes) (thousands)          $246,214                 $20,298               $_______
Total Shares outstanding                       _______                 _______                _______

                                                                                      Large Cap Value Series
                                       Large Cap Value Series       Devon Series          Standard Class
                                     Standard Class (unaudited)    Standard Class        after Transaction
                                                                    (unaudited)             (estimated)
Net assets (thousands)                        $240,750                 $20,295               $_______
Total Shares outstanding                       _______                 _______                _______
Net asset value per share                     $_______                $_______               $_______

                                                                                      Large Cap Value Series
                                       Large Cap Value Series       Devon Series           Service Class
                                     Service Class (unaudited)     Service Class         after Transaction
                                                                    (unaudited)             (estimated)
Net assets (thousands)                          $5,463                   $3.17               $_______
Total Shares outstanding                       _______                 _______                _______
Net asset value per share                     $_______                $_______               $_______

                Comparison of Investment Objectives and Policies

     This  section  describes  the key  investment  policies  of the  Series and certain noteworthy differences between the investment objectives and policies of the Series. For a complete description of the Large Cap Value Series' investment policies and risks, you should read the Large Cap Value Series Prospectus, which is attached to this Joint Proxy Statement/Prospectus as Exhibit B.

Are there any  significant  differences  between the  investment  objectives and policies of the Series?

     Investment  Objectives.  The Devon  Series and Large Cap Value  Series have similar  investment  objectives.  The Devon Series seeks total return. The Large
Cap Value Series seeks capital  appreciation  with current income as a secondary objective.  Thus,  both  Series  essentially  seek to  provide  total  return to shareholders.  The investment  objectives are  non-fundamental  for both Series.
Policies or restrictions that are deemed  fundamental may not be changed without the  approval of the lesser of (i) a majority of the  outstanding  shares of the
Series,  or  (ii)  67% or  more  of  the  shares  represented  at a  meeting  of shareholders at which the holders of more than 50% of the outstanding shares are represented  ("Majority  Vote").  Policies or  restrictions of a Series that are non-fundamental  may be  changed  by the  Board  without  shareholder  approval.
Although each Series' objective is  non-fundamental,  should the Board approve a change in the objective,  the Board would notify  shareholders before the change became effective.

     Investment  Strategy.  Although  both Series seek total return by investing primarily in common stocks, the Series differ in the manner in which they pursue their objectives.  The Devon Series uses a growth strategy,  choosing securities that the Manager  believes have potential for  above-average  earnings per share growth over time combined with a high degree of  consistency.  The Manager takes into consideration  factors such as how much the company's earning have grown in the past,  the  company's  potential  for strong  positive  cash  flow,  and the price/earnings  ratio of the stock compared to other stocks in the market. Devon
Series avoids  stocks that the Manager  believes are  overvalued.  The Large Cap
Value Series pursues a  value-oriented  investment  approach  seeking stocks the
Manager  believes are undervalued but have the potential to increase in price as the market  realizes  their true  value.  The  Manager  may  consider  valuation
characteristics   such   as   dividend   yield,   share   repurchase   activity,
price-to-earnings ratio and cash flow, among others.

     Principal Investments. The Devon Series invests primarily in common stocks.
In selecting  securities for the  portfolio,  the Manager does not emphasize the capitalization of the companies in which it invests. Yet, the Devon Series has a number  of  holdings  in large  cap  companies  as a result of the fact that the
Manager currently views large cap stocks as attractive investment opportunities.

     Unlike the Devon  Series,  the Large Cap Value  Series seeks to achieve its goal  by  investing  at  least  80%  of  its  net  assets  in  stocks  of  large capitalization  companies.  Large  capitalization  companies are companies  with capitalizations  of $5  billion  or more at the time of  purchase.  Both  Series normally  have 90% to 100% of their  portfolios  invested  in  common  stock and typically  invest in stocks that offer the potential  for capital  appreciation.
Some of the stocks held in each Series' portfolio may not pay dividends.

     Despite the  difference  in  investment  strategies,  the Series have had a significant overlap of portfolio holdings.  As of September 30, 2002, 52% of the
Devon Series and 53% of Large Cap Value Series' portfolio holdings were invested in the same equity securities.

     Additional  Investments.  Although  both Series  normally  invest in common stock,  both Series are  permitted to invest in other types of  securities.  The additional securities in which the Series may invest are described below.

     Equity  Securities.  In addition to common stock, both Series may invest in other types of equity securities.  Both Series may invest in rights and warrants to  purchase  common  stock.  The  Devon  Fund may also  invest  in real  estate investment  trusts.  The Large Cap Value  Series  may also  invest in  preferred stock.

     Repurchase Agreements.  Both Series may enter into repurchase agreements as short-term  investments for the Series' cash position,  provided the Series have collateral  of 102% of the  repurchase  price.  The Series  will only enter into repurchase agreements where the collateral is U.S. government securities.

     Depositary  Receipts  and  Foreign  Securities.  Both  Series may invest in foreign securities, both directly and through investments in American, European, and Global Depositary Receipts. Depositary Receipts are certificates issued by a
U.S. bank that  represent the bank's  holdings of a stated number of shares of a foreign  corporation  and are bought and sold the same as U.S.  securities.  The
Depositary  Receipt holder is entitled to all dividends and capital gains earned by the underlying foreign shares. The Large Cap Value Series,  however, does not presently intend to invest directly in foreign  securities or Global or European
Depositary Receipts.  Although not presently prohibited from doing so, the Devon
Series does not currently hold any direct investments in foreign securities.

     Convertible  Securities.  Both Series may invest in convertible securities.
The Devon  Series will not invest more than 5% in  convertible  debt  securities rated below  investment  grade by a nationally  recognized  statistical  ratings organization  or in  securities  that  are  unrated  but  deemed  equivalent  to non-investment  grade.  The Large Cap Value  Series  does not have a  comparable policy on convertible securities.

     Options.  Both Series may write call  options and purchase put options on a covered  basis,  including  exchange-listed  options.  The Devon Series may also invest in  options  traded  over-the-counter  as long as there  appears  to be a liquid market. If the market is determined to be illiquid,  the Devon Series may invest in the  over-the-counter  options  to the  extent  such  investments  are consistent with its  restrictions on illiquid  investments.  The Devon Series is also permitted to invest in futures contracts and may purchase and write options on futures  contracts.  The Large Cap Value  Series  does not have a  comparable policy for investments in futures contracts.

     Short  Sales.  The Devon  Series  may  engage in short  sales and  purchase securities  on margin.  The Large Cap Value Series is not  permitted to purchase securities  on margin,  make short sales of  securities  or maintain a net short position.

     Fixed Income Securities. Both Series may invest in fixed income securities, however the Series have different policies with respect to such investments. The
Devon Series is permitted  to invest in fixed  income  securities  in its normal course of investments.  The Large Cap Value Fund may only invest in fixed income securities for defensive purposes.

     Asset-Backed and Mortgage-Backed Securities. The Devon Series may invest in asset-backed  securities rated in one of the four highest rating  categories and mortgage-backed  securities  issued or  guaranteed by the U.S.  Government,  its agencies  or  instrumentalities,  government-sponsored  corporations  or private non-government  corporations,  like financial institutions.  The Large Cap Value
Series  does  not  have  a  comparable  policy  for  asset-  or  mortgage-backed securities.

     Investment Policies.

     Purchasing  Securities on a When-Issued and Delayed  Delivery  Basis.  Both
Series may invest in U.S.  government  securities and corporate debt obligations on a when-issued or delayed delivery basis,  which means securities are paid for before delivery or delivery is taken at a later date. Such transactions  involve commitments to buy a new issue with  settlement up to 60 days later.  During the time between commitment and settlement, the Series will not accrue interest, but the market  value of the bonds may  fluctuate,  which may result in the  Series'
share value  increasing  or  decreasing.  Both  Series' will  designate  cash or securities  in amounts  sufficient to cover its  obligations  and will value the designated assets daily.

     Lending.  Both  Series  may lend up to 25% of  their  assets  to  qualified brokers,  dealers and institutional investors for use relating to short sales or other security transactions, which may generate additional income for a Series.

     Temporary Defensive  Positions.  Each Series may hold a substantial portion of its assets in cash or cash equivalents for temporary defensive purposes.  The
Large Cap Value Series may also invest in fixed-income securities and enter into options transactions for defensive purposes.

     Portfolio  Turnover.  Both  Series  anticipate  that the  annual  portfolio turnover  rate may be greater than 100%.  A turnover  rate of 100% occurs if the
Series  buys and sells of the  securities  in its  portfolio  in the course of a year. High turnover can result in increased  transaction costs for investors and may affect a Series' performance.

How do the investment restrictions of the Series differ?

     Both Series have adopted  identical  fundamental  investment  restrictions,
which  may  not  be  changed   without  the  approval  of  a  Majority  Vote  of
shareholders.  There are some  differences  between the Series'  non-fundamental
policies,   some  of  which  have  been  described  above.  In  addition,  as  a non-fundamental  investment  restriction,  the Large Cap  Value  Series  may not purchase or retain securities of a company that has an officer or trustee who is an officer or trustee of the Registrant or adviser if such persons,  each owning beneficially  more  than1/2of  1% of  the  shares  of  the  company,  own in the
aggregate   more  than  5%  thereof.   Additional   non-fundamental   investment
restrictions for the Large Cap Value Series include a prohibition on investments in: oil, gas or other mineral  exploration  interests or  development  programs, commodities  or commodities  contracts;  securities of companies less than three years old with respect to 5% of the Series' total assets; and warrants valued at the lower of cost or market exceeding 5% of the Series' net assets.

What are the risk factors associated with investments in the Series?

     Like all  investments,  an investment in the Series involves risk. There is no assurance that a Series will meet its investment  objective.  The achievement of a Series'  objective  depends upon market  conditions  generally,  and on the investment  manager's  analytical and portfolio  management skills. As with most investments  in a mutual fund,  the best results are generally  achieved when an investment in a Series is held for a number of years.

     The risks of investing in the Series are basically the same as the risks of other investments in equity securities of similar quality.  The investment risks for the Series are explained below.

     Market  Risk.  Market  Risk  is the  risk  that  all or a  majority  of the securities in a certain market - like the stock or bond market - will decline in value  because of factors such as economic  conditions,  future  expectation  or investor  confidence.  This risk may cause the price  fluctuation  of a security because of the changes in general  economic and interest  rate  conditions  that affect the market as a whole. The Series seek to manage this risk by maintaining a long-term investment approach.

     Industry and Security Risk. Industry and security risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline  because of changing  expectations  for the  performance of that  industry or for the  individual  company  issuing  the stock or bond.  The
Series seek to limit this risk by limiting  the amount of their  investments  in any  single  issuer  (diversification)  or any single  industry  (concentration)
through a rigorous selection process before choosing securities for each Series'
portfolio.

     Foreign  Risk.  Foreign  risk is the risk that  foreign  securities  may be adversely affected by political instability (including  governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions or inadequate  regulatory and accounting  standards.  Foreign markets may also be less efficient,  less liquid,  have greater price  volatility,  less regulation  and higher  transaction  costs than U.S.  markets.  The Devon Series attempts  to limit  risk by  avoiding  markets  where the  Series  believes  the accounting principals or regulatory structure are underdeveloped.  The Large Cap
Value Series limits its  investments in foreign  securities by only investing in
American  Depositary  Receipts.  Both Series seek to limit  foreign risk by only investing a small  portion of Series  assets in foreign  securities  and usually purchase foreign securities or American Depositary Receipts that are denominated in U.S.  dollars.  In  addition,  the American  Depositary  Receipts are usually traded on a U.S. Exchange.

     Liquidity Risk. Liquidity risk is the possibility that securities cannot be readily  sold within seven days at  approximately  the price at which the Series valued  them.  The Series seek to limit  their  exposure  to  liquidity  risk by limiting each Series'  investments in illiquid  securities to 10% of the Series'
net assets.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

     Provided  that a quorum is present,  the approval of the Plan  requires the affirmative  vote of the lesser of: (i) a majority of the outstanding  shares of the Devon Series, or (ii) 67% or more of the shares  represented at a meeting of
Shareholders at which the holders of more than 50% of the outstanding shares are represented.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Devon Series held on the
Record Date. If sufficient votes to approve the proposal are not received by the
date  of  the  Meeting,   the  Meeting  may  be  adjourned  to  permit   further
solicitations  of  proxies.  The  holders of a  majority  of shares of the Devon
Series  entitled  to vote at the  Meeting  and  present  in  person  or by proxy
(whether or not  sufficient to constitute  quorum) may adjourn the Meeting.  The
Meeting may also be adjourned by the chairperson of the Meeting.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining whether a quorum is present at the Meeting,  but will not be treated as votes cast and,  therefore,  will not be counted for purposes of  determining whether the matters to be voted upon at the Meeting have been approved.

     How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the attached proxy card or voting  instruction  form and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot.  If you  simply  sign and  date  the  card or form  but  give no  voting instructions,  your shares will be voted in favor of the Plan and in  accordance with the views of management  upon any  unexpected  matters that come before the
Meeting or adjournment  of the Meeting.  [You may also vote your shares by phone at  ___.___.____.  If votes are recorded by  telephone,  the Devon Series or its agents will use procedures designed to authenticate shareholders' identities, to allow  shareholders  to authorize the voting of their shares in accordance  with their  instructions,  and to confirm that  shareholders'  instructions have been properly recorded. Internet voting is also available at www.__________.]

     Variable  contract owners should  complete the enclosed voting  instruction form and mail it in the enclosed  postage paid envelope.  If a duly executed and dated  voting  instruction  form is  received  that  does not  specify a choice,
Allmerica  Financial or Lincoln  Annuity will consider its timely  receipt as an instruction  to  vote  "FOR"  the  proposal.  If  you  do not  return  a  voting instruction form, your Participating  Insurance Company will vote your shares in proportion to those for which timely instructions are received.

Can I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written notice to the Trust expressly  revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.  Variable  contract  owners may  revoke  previously  submitted voting  instructions by expressly  revoking their  instructions,  by signing and forwarding to Allmerica Financial or Lincoln Annuity, as applicable, later-dated instructions, or otherwise giving notice of revocation at the Meeting.

What other matters will be voted upon at the Meeting?

     The Board of  Trustees  of the Trust does not  intend to bring any  matters before the Meeting other than that  described in this proxy.  It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matter legally comes before the Meeting,  proxies for which  discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record of the Devon Series at the close of business on
February 21, 2003 (the  "Record  Date") will be entitled to vote at the meeting.
Variable  contract  owners of record at the close of business on the Record Date have the right to  instruct  their  Participating  Insurance  Company  as to the manner in which the Devon Series shares  attributable to their variable contract should be voted. As of the Record Date, there were [_______________] outstanding shares of the Series.

[What other solicitations will be made?

     The Devon Series will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial  owners of the shares of record. The Devon Series may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable  expenses  incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust,  without  extra  pay,  may  conduct  additional  solicitations  by telephone,  telegraph  and  personal  interviews.  The Trust may  engage a proxy solicitation  firm to solicit proxies,  which is expected to cost  approximately
$15,000.  The costs of any such  additional  solicitation  and of any  adjourned session will be shared by the following  parties in the  percentages  indicated:
25% by the Devon  Series,  25% by the Large  Cap  Value  Series,  and 50% by the
Manager.]

Are there dissenters' rights?

     Shareholders  of the Devon Series will not be entitled to any  "dissenters'
rights"  since the  proposed  Transaction  involves  two  series of an  open-end investment company registered under the 1940 Act (commonly called mutual funds).
Although no  dissenters'  rights may be available,  you have the right to redeem your  shares at NAV until the Closing  Date.  After the  Closing  Date,  you may redeem your Devon Series  shares or exchange  them into shares of certain  other funds in the Delaware  Investments Family of Funds,  subject to the terms of the prospectus of the fund whose shares are being acquired.

                  INFORMATION ABOUT THE LARGE CAP VALUE SERIES

     Information about the Large Cap Value Series is included in its Prospectus,
which   is   attached   to  and   considered   a  part  of  this   Joint   Proxy
Statement/Prospectus. Additional information about the Large Cap Value Series is included in the Large Cap Value  Series'  Statement  of  Additional  Information
dated May 1, 2002 and the Statement of Additional  Information  dated  [February
20], 2003 (relating to this Joint Proxy Statement/Prospectus),  each of which is incorporated by reference herein.  You may request free copies of the Statements of  Additional  Information,  which  have been  filed  with the SEC,  by calling
1-800-523-1918 or by writing to the Trust at Attention:  Account Services,  1818
Market Street, Philadelphia, PA 19103-3682.

     This Prospectus/Proxy  Statement,  which constitutes part of a Registration
Statement  filed by the Large Cap Value Series with the SEC under the Securities
Act of 1933,  as amended,  omits  certain of the  information  contained  in the
Registration  Statement.  Reference is hereby made to the Registration Statement and to the exhibits  thereto for further  information  with respect to the Large
Cap  Value  Series  and  the  shares  it  offers.  Statements  contained  herein concerning  the  provisions  of  documents  are  necessarily  summaries  of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                       INFORMATION ABOUT THE DEVON SERIES

     Information  about the Devon Series is included in its current  Prospectus,
Annual Report to Shareholders,  Statement of Additional Information dated May 1,
2002,  and the Statement of Additional  Information  dated  [February  20], 2003
(relating to this Proxy Statement/Prospectus),  each of which is incorporated by reference  herein.  You may request free copies of these  documents,  which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at
Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                           INFORMATION ABOUT EACH FUND

     The Series file proxy materials,  reports,  and other  information with the
SEC in accordance with the informational requirements of the Securities Exchange
Act of 1934 (the "1934 Act") and the 1940 Act. These  materials can be inspected and copied at: the public  reference  facilities  maintained  by the SEC at Room
1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such material can be obtained from the Public Reference Branch,  SEC, 450 Fifth Street,  N.W.,
Washington,  DC 20549,  at prescribed  rates or from the SEC's  Internet site at
http:\www.sec.gov.  To request  information  regarding the Series,  you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date,  the  officers  and Trustees of the Trust,  as a group, owned less than 1% of the outstanding voting shares of the Devon Series.

     To the best  knowledge  of the Devon  Series,  as of the  Record  Date,  no
person, except as set forth in the table below owned of record 5% or more of the outstanding  shares of any class of the Devon  Series.  The Devon  Series has no knowledge of beneficial ownership.

Class        Name and Address of Account        Share Amount        Percentage

                                 TO BE PROVIDED

     On the Record Date,  the  officers  and trustees of the Trust,  as a group, owned less than 1% of the outstanding shares of the Large Cap Value Series.

     To the best knowledge of the Large Cap Value Series, as of the Record Date,
no person, except as set forth in the table below, owned of record 5% or more of the  outstanding  voting shares of any class of the Large Cap Value Series.  The
Large Cap Value Series has no knowledge of beneficial ownership.

Class        Name and Address of Account        Share Amount        Percentage

                                 TO BE PROVIDED

                                  EXHIBITS TO
                        JOINT PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of Plan of Reorganization by Delaware VIP Trust (on behalf of Delaware
     VIP Devon Series and Delaware VIP Large Cap Value Series)

B    Prospectus  of  Delaware  VIP Large Cap Value  Series -  Standard  Class or
     Service Class, as applicable, dated May 1, 2002

C    Annual Report to Shareholders  of Delaware VIP Large Cap Value Series,  for
     the fiscal year ended December 31, 2001

                                    EXHIBIT A
                         FORM OF PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION (the "Plan"), is adopted by Delaware VIP Trust, a statutory  trust  created  under the laws of the State of  Delaware,  with its principal place of business at 3400 Commerce Square, Philadelphia,  Pennsylvania
19103 (the  "Trust"),  as of this ____ day of ______,  2003, on behalf of two of the Trust's series,  Delaware VIP Devon Series (the "Devon Series") and Delaware
VIP Large Cap Value  Series (the "Large Cap Value  Series")  (collectively,  the
"Funds").

     The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the  acquisition  by the Large Cap Value Series of  substantially all of the property,  assets and goodwill,  subject to the  liabilities,  of the
Devon Series, in exchange solely for shares of beneficial interest,  without par value, of the Large Cap Value Series-Standard Class (the "Large Cap Value Series
Standard Class Shares") and shares of beneficial interest, without par value, of the Large Cap Value  Series-Service  Class (the "Large Cap Value Series  Service
Class  Shares") (the Large Cap Value Series  Standard Class Shares and the Large
Cap Value  Series  Standard  Class  Shares are  collectively  referred to as the
"Large Cap Value Series  Shares");  (ii) the  distribution  of (a) the Large Cap
Value Series  Standard Class Shares to the holders of the Devon  Series-Standard
Class shares (the "Devon Series Standard Class  Shares"),  and (b) the Large Cap
Value Series  Service  Class  Shares to the holders of the Devon  Series-Service
Class  shares  (the "Devon  Series  Service  Class  Shares")  (the Devon  Series
Standard Class Shares and the Devon Series Service Class Shares are collectively referred  to as the  "Devon  Series  Shares"),  according  to  their  respective interests in complete  liquidation of the Devon Series; and (iii) the subsequent dissolution of the Devon Series,  as soon as  practicable  after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.   Sale and  Transfer  of Assets,  Liquidation  and  Dissolution  of the Devon
     Series.

     (a) Subject to the terms and conditions of this Plan, the Trust,  on behalf of the Devon Series,  will sell,  convey,  transfer and deliver to the Large Cap
Value  Series at the  Closing all of the Devon  Series'  then  existing  assets, subject  to its  liabilities,  free and clear of all  liens,  encumbrances,  and claims whatsoever (other than  shareholders'  rights of redemption),  except for cash,  bank  deposits,  or cash  equivalent  securities  in an estimated  amount necessary to: (i) subject to Section 9 of this Plan, pay its proportionate costs and expenses of carrying out this Plan  (including,  but not limited to, fees of counsel  and  accountants,  and  expenses  of its  liquidation  and  dissolution contemplated  hereunder),  which costs and expenses  shall be established on the
Devon Series' books as liability reserves; (ii) discharge its unpaid liabilities on its books as of the close of  business on the  Valuation  Date (as defined in
Section 3, hereinafter called the "Valuation Date"),  including, but not limited to, its income  dividends and capital gains  distributions,  if any, payable for the period prior to, and through,  the close of business on the Valuation  Date;
and (iii) pay such  contingent  liabilities  as the  Board of  Trustees,  or its designee,  shall  reasonably deem to exist against the Devon Series,  if any, at the  Valuation  Date,  for  which  contingent  and other  appropriate  liability reserves shall be established on the Devon Series' books (hereinafter called the
"Net Assets"). The Devon Series shall also retain any and all rights that it may have over and against any person that may have accrued up to and  including  the close of business on the Valuation Date.

     (b) Subject to the terms and conditions of this Plan, the Trust,  on behalf of the Large Cap Value  Series,  shall,  at the  Closing,  deliver  to the Devon
Series  (i) the  number of the Large Cap Value  Series  Standard  Class  Shares,
determined  by  dividing  the net asset  value  per  share of the  Devon  Series
Standard  Class  Shares by the net asset  value per share of the Large Cap Value
Series  Standard Class Shares,  and multiplying the result thereof by the number of outstanding  Devon Series Standard Class Shares, as of 4:00 p.m. Eastern time on the Valuation Date; and (ii) the number of the Large Cap Value Series Service
Class Shares,  determined by dividing the net asset value per share of the Devon
Series  Service  Class  Shares by the net asset value per share of the Large Cap
Value Series  Service Class Shares,  and  multiplying  the result thereof by the number of  outstanding  Devon  Series  Service  Class  Shares,  as of 4:00 p.m.,
Eastern time, on the Valuation  Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As part of this Plan, the Trust,  as soon as practicable  following the
Closing,  shall  dissolve  the  Devon  Series  and  distribute  pro  rata to the shareholders  of record of the Devon Series Shares,  as of the close of business on the Valuation  Date, the Large Cap Value Series Shares  received by the Devon
Series pursuant to this Section 1. Such  dissolution and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Large
Cap Value Series of the type and in the amounts due such  shareholders  based on their  respective  holdings as of the close of business on the  Valuation  Date.
Fractional  Large Cap Value Series  Shares shall be carried to the third decimal place.

2.   Valuation.

     (a) The value of the Devon Series  Shares' Net Assets to be acquired by the
Large Cap Value  Series  hereunder  shall be computed  as of 4:00 p.m.,  Eastern time, on the Valuation  Date,  using the valuation  procedures  set forth in the
Devon  Series'  currently  effective  prospectus  and  statement  of  additional information.

     (b) The net asset  value of a share of  beneficial  interest of each of the
Devon  Series-Standard  Class and Devon Series-Service Class shall be determined to the nearest full cent as of 4:00 p.m.,  Eastern time, on the Valuation  Date, using  the  valuation  procedures  set  forth  in the  Devon  Series'  currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial  interest of the Large Cap
Value  Series-Standard  Class and Large Cap Value  Series-Service Class shall be determined  to the  nearest  full cent as of 4:00  p.m.,  Eastern  time,  on the
Valuation Date, using the valuation  procedures set forth in the Large Cap Value
Series' currently effective prospectus and statement of additional information.

3.   Closing and Valuation Date.

     The  Valuation  Date  shall be  ________  __,  2003,  or such later date as determined  by the  Trust's  officers.  The  Closing  shall  take  place  at the principal  offices  of the  Trust at 3400  One  Commerce  Square,  Philadelphia,
Pennsylvania  19103, at approximately  [10:00 a.m.],  Eastern time, on the first business day  following the Valuation  Date.  The Trust,  on behalf of the Devon
Series,  shall have  provided for delivery as of the Closing those Net Assets of the Devon Series to be  transferred to the account of the Large Cap Value Series at the Trust's custodian,  JP Morgan Chase, 4 Chase Metrotech Center,  Brooklyn,
New York  11245.  Also,  the Trust,  on behalf of the Devon  Series,  shall have prepared and have  available at the Closing a list of names and addresses of the holders of record of the Devon Series Standard Class Shares and the Devon Series
Service Class Shares,  all as of 4:00 p.m., Eastern time, on the Valuation Date, certified by the Trust's transfer agent to the best of its knowledge and belief.
The  Trust,  on  behalf  of the Large Cap  Value  Series,  shall  have  prepared satisfactory  evidence that the shares of  beneficial  interest of the Large Cap
Value Series to be delivered to the account of the Devon Series at said transfer agent  have been  registered  in an  account on the books of the Large Cap Value
Series  in such  manner as the  officers  of the  Trust,  on behalf of the Devon
Series, shall deem appropriate.

4.   Findings of Fact by the Trust on behalf of the Large Cap Value Series.

     (a) The Large Cap Value Series is a series of the Trust, a statutory  trust created  under the laws of the State of  Delaware  on  December  17, 1998 and is
validly  existing  under the laws of that  State.  The Trust is duly  registered under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management investment company, such registration is in full force and effect as of the date  hereof  and will be in full  force  and  effect as of the
Closing,  and all of the Large Cap Value  Series  Shares of the Trust  sold were sold pursuant to an effective  registration statement filed under the Securities
Act of 1933, as amended (the "1933 Act"),  except for those shares sold pursuant to the  private  offering  exemption  for the  purpose  of raising  the  initial capital.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial  interest  of the Large Cap Value  Series,  without  par value,  each outstanding share (except for those shares sold pursuant to the private offering exemption  for the purpose of raising the initial  capital) of which is duly and validly issued,  fully paid,  non-assessable,  freely  transferable and has full voting  rights.  The Trust is  authorized  to offer two classes of shares of the
Large Cap Value Series:  Large Cap Value Series - Standard Class,  and Large Cap
Value  Series -  Service  Class.  [Confirm:]  An  unlimited  number of shares of beneficial  interest,  without par value,  has been  allocated and designated to each of the two classes.

     (c) The Trust has the  necessary  power and  authority to conduct the Large
Cap Value Series' business as such business is now being conducted.

     (d) The Trust,  on behalf of the Large Cap Value Series,  is not a party to or obligated under any provision of its  Declaration of Trust (the  "Declaration of Trust") or By-laws (the  "By-laws"),  or any contract or any other commitment or obligation,  and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (e) The  Trust  has  elected  to treat  the  Large  Cap  Value  Series as a regulated  investment company ("RIC") for federal income tax purposes under Part
I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Large Cap Value  Series has  qualified  as a RIC for each  taxable  year since its inception;  consummation of the transactions contemplated by this Plan will not cause it to fail to be so  qualified,  and the  Large Cap Value  Series will qualify as a RIC as of the date of the Closing.

5.   Findings of Fact by the Trust on behalf of the Devon Series.

     (a) The Devon Series is a series of the Trust,  a statutory  trust  created under the laws of the State of  Delaware on December  17,  1998,  and is validly existing under the laws of that state.  The Trust is duly  registered  under the
1940 Act as an open-end,  management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the  Closing,  and all of the Devon  Series  Shares of the Trust sold were sold pursuant to an effective  registration  statement filed under the 1933 Act, except for those shares sold pursuant to the private offering  exemption for the purpose of raising the initial capital.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial  interest of the Devon Series,  without par value,  each  outstanding share (except for those shares sold pursuant to the private  offering  exemption for the  purpose of raising  the  initial  capital) of which is duly and validly issued, fully paid,  non-assessable,  freely  transferable,  and has full voting rights.  The Trust is  authorized  to offer two  classes  of shares of the Devon
Series: Devon Series-Standard  Class and Devon Series-Service Class.  [Confirm:]
An unlimited  number of shares of beneficial  interest,  without par value,  has been allocated and designated to each of the four classes.

     (c) The Trust has the  necessary  power and  authority to conduct the Devon
Series' business as such business is now being conducted.

     (d) The  Trust,  on  behalf  of the  Devon  Series,  is not a  party  to or obligated under any provision of the Trust's  Agreement and Declaration of Trust or By-Laws, or any material contract or any other commitment or obligation,  and is not  subject to any order or decree,  that would be  violated  by the Trust's execution of or performance under this Plan.

     (e) The Trust has  elected to treat the Devon  Series as a RIC for  federal income tax  purposes  under Part I of  Subchapter  M of the Code,  and the Devon
Series has qualified as a RIC for each taxable year since its inception, and the
Devon Series will qualify as a RIC as of the date of the Closing.

6.   Findings of Fact by the Trust on behalf of the Funds.

     (a) The Trust will create a statement of assets and liabilities for each of the Funds that will be prepared as of 4:00 p.m.,  Eastern time, on the Valuation
Date, for the purpose of determining the number of Large Cap Value Series Shares to be issued  pursuant  to  Section  1 of this  Plan,  and that will  accurately reflect its Net Assets, in the case of the Devon Series,  and its net assets, in the case of the Large Cap Value  Series,  and  outstanding  shares of beneficial interest,  as of such date, in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

     (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred  to in  subparagraph  6(a)  above,  free  and  clear  of all  liens  or encumbrances of any nature  whatsoever,  except such  imperfections  of title or encumbrances  as do not  materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as  disclosed  in the  Trust's  currently  effective  prospectus relating to the Funds,  there is no material suit,  judicial  action,  or legal, administrative  or other  proceedings  or  investigations  pending or threatened against either of the Funds.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

     (e) The Plan and the performance of the  transactions  contemplated by this
Plan  have been  duly and  validly  authorized  by all  necessary  action of the
Trust's Board of Trustees.

     (f)  The  Trust   anticipates   that   consummation  of  the   transactions
contemplated  by this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a
RIC at the end of each Fund's fiscal year.

     (g) The Trust has the necessary power and authority to conduct the business of the Funds as such business is now being conducted.

7.   Intentions of the Trust on behalf of the Funds.

     (a) The Trust  intends to  operate  each  Fund's  respective  business,  as presently conducted between the date hereof and the Closing.

     (b) The Trust  intends that the Large Cap Value Series will not acquire the
Devon Series  Shares for the purpose of making  distributions  thereof to anyone other than the Devon Series' shareholders.

     (c) The Trust, on behalf of the Devon Series,  intends, if the transactions contemplated by this Plan are  consummated,  to liquidate and dissolve the Devon
Series in accordance with this Plan.

     (d) The Trust intends that, by the Closing,  all of the Funds'  Federal and other tax returns and reports required by law to be filed on or before such date shall have been  filed,  and all  Federal  and other  taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

     (e) At the Closing,  the Trust,  on behalf of the Devon Series,  intends to have  available a copy of the  shareholder  ledger  accounts,  certified  by the
Trust's  sub-transfer agent to the best of its knowledge and belief, for all the shareholders of record of the Devon Series Shares as of 4:00 p.m., Eastern time, on the  Valuation  Date who are to  become  shareholders  of the Large Cap Value
Series  as a  result  of the  transfer  of  assets  that is the  subject  of the transactions contemplated by this Plan.

     (f) The Trust  intends to mail to each  shareholder  of record of the Devon
Series and the Large Cap Value  Series  entitled to vote at the meeting of their shareholders  at which action on this Plan is to be  considered,  in  sufficient
time  to  comply   with   requirements   as  to  notice   thereof,   a  combined
Prospectus/Proxy  Statement  that  complies in all  material  respects  with the applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934,
as amended,  and Section  20(a) of the 1940 Act, and the rules and  regulations, respectively, thereunder.

     (g) The  Trust  intends  to file  with the  U.S.  Securities  and  Exchange
Commission (the "SEC") a registration  statement on Form N-14 under the 1933 Act relating to the Large Cap Value Series Shares issuable hereunder  ("Registration
Statement"),  and will use its best  efforts  to provide  that the  Registration
Statement becomes  effective as promptly as practicable.  At the time it becomes effective,  the Registration  Statement will (i) comply in all material respects with the  applicable  provisions of the 1933 Act, and the rules and  regulations promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the meeting of the shareholders of the Devon Series and the Large Cap Value Series,  and at the Valuation Date, the
prospectus and statement of additional  information included in the Registration
Statement  will not contain any untrue  statement of a material  fact or omit to state a material fact necessary to make the statements  therein, in the light of the circumstances under which they were made, not misleading.

8.   Conditions Precedent to be Fulfilled by the Trust on behalf of the Funds.

     The  consummation  of this Plan hereunder shall be subject to the following respective conditions:

     (a) That:  (i) all  findings  of fact  contained  herein  shall be true and correct as of the Closing, with the same effect as though made as of and at such date;  (ii) the  performance  of all  obligations  required  by this  Plan to be performed  by the Trust on behalf  of the Funds  shall  occur at or prior to the
Closing; and (iii) the Trust shall execute a certificate signed by the Secretary or equivalent officer to the foregoing effect.

     (b) That this Plan shall have been adopted and approved by the  appropriate action of the Board of Trustees of the Trust on behalf of each Fund.

     (c) That the SEC shall not have  issued an  unfavorable  management  report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the
1940 Act. Further, no other legal, administrative or other proceeding shall have been  instituted  or  threatened  that would  materially  affect  the  financial condition of the Devon  Series or the Large Cap Value  Series or would  prohibit the transactions contemplated hereby.

     (d) That this Plan shall have been adopted and approved by the  appropriate action  of  the  shareholders  of the  Devon  Series  at a  special  meeting  of shareholders  to be held no later than April 4, 2003,  or such other date as the
Trust's officers may determine.

     (e) That a distribution or  distributions  shall have been declared for the
Devon  Series,  prior to the  Valuation  Date that,  together  with all previous distributions,  shall have the effect of distributing to the shareholders of the
Devon  Series (i) all of its  ordinary  income and all of its  capital  gain net income,  if any,  for the period  from the close of its last fiscal year to 4:00
p.m.,  Eastern time, on the Valuation Date; and (ii) any undistributed  ordinary income and capital  gain net income from any period to the extent not  otherwise declared for  distribution.  Capital gain net income has the meaning  given such term by Section 1222(c) of the Code.

     (f) That there  shall be  delivered  to the Trust an opinion  from  Messrs.
Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition  contemplated  hereby is carried out in accordance with this Plan and based upon  certificates  of the officers of the Trust with regard to matters of fact:

               (1)  The   acquisition   by  the  Large   Cap  Value   Series  of
          substantially  all the  assets of the Devon  Series  as  provided  for herein,  in  exchange  for the Large Cap Value  Series  Shares and the assumption by the Large Cap Value Series of all of the  liabilities of the Devon Series,  followed by the distribution by the Devon Series to its  shareholders  of  Large  Cap  Value  Series  Shares  in  complete liquidation  of the Devon  Series,  will  qualify as a  reorganization within the  meaning of Section  368(a)(1)  of the Code,  and the Devon
          Series  and the Large Cap  Value  Series  will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized  by the Devon Series upon the transfer of substantially all of its assets to the Large Cap Value
          Series in  exchange  solely for  voting  shares of the Large Cap Value
          Series, pursuant to Sections 361(a) and 357(a) of the Code;

               (3) No gain or loss will be  recognized  by the Devon Series upon the  distribution of Large Cap Value Series Shares to its shareholders pursuant to the  liquidation  of the Devon Series (in pursuance of the
          Plan) pursuant to Section 361(c)(1) of the Code;

               (4) No gain or loss  will be  recognized  by the  Large Cap Value
          Series  upon the  receipt  of  substantially  all of the assets of the
          Devon  Series in  exchange  solely for voting  shares of the Large Cap
          Value Series, pursuant to Section 1032(a) of the Code;

               (5) The basis of the assets of the Devon  Series  received by the
          Large Cap Value Series will be the same as the basis of such assets to the  Devon  Series  immediately  prior to the  exchange,  pursuant  to
          Section 362(b) of the Code;

               (6) The holding period of the assets of the Devon Series received by the Large Cap Value  Series will  include the period  during  which such assets were held by the Devon Series, pursuant to Section 1223(2)
          of the Code;

               (7) No gain or loss will be recognized to the shareholders of the
          Devon  Series  Shares upon the  exchange of their  shares in the Devon
          Series  solely  for  voting  shares  of the  Large  Cap  Value  Series
          (including fractional shares to which they may be entitled),  pursuant to Section 354(a) of the Code;

               (8) The basis of the Large Cap Value  Series  Shares  received by the holders of the Devon Series  Shares shall be the same as the basis of the Devon Series  Shares  exchanged  therefor,  pursuant to Section
          358(a)(1) of the Code;

               (9) The  holding  period of the Large  Cap  Value  Series  Shares received by holders of the Devon Series Shares  (including  fractional shares to which they may be entitled)  will include the holding period of the Devon Series Shares surrendered in exchange therefor,  provided that the Devon Series  Shares were held as a capital asset on the date of the exchange, pursuant to Section 1223(1) of the Code; and

               (10) The Large Cap Value  Series  will  succeed  to and take into account  as of the  date  of  the  transfer  (as  defined  in  Section
          1.381(b)-1(b) of the regulations  issued by the United States Treasury
          ("Treasury Regulations")),  the items of the Devon Series described in
          Section 381(c) of the Code subject to the  conditions and  limitations specified  in  Sections  381,  382,  383 and 384 of the  Code  and the
          Treasury Regulations thereunder.

     (g) The following findings shall be made:

          (1) Each Fund is a series of the Trust,  a statutory  trust  organized under the laws of the State of Delaware on December 17, 1998, and the Trust
     is a validly existing business trust;

          (2) The Trust is authorized to issue an unlimited  number of shares of beneficial  interest of each Fund,  without par value. Each Fund is further divided into at least two classes of shares,  and  [confirm:]  an unlimited number  of shares of  beneficial  interest,  without  par  value,  has been allocated  and  designated  to each of the two classes.  Assuming  that the initial  shares of beneficial  interest of a Fund were issued in accordance with the 1940 Act and the Trust's  Agreement and  Declaration  of Trust and
     By-Laws of the  Trust,  and that all other  outstanding  shares of the Fund were sold,  issued and paid for in accordance  with the terms of the Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, and has full voting rights;

          (3) Each  Fund is a  diversified  series  of the  Trust,  an  open-end investment company of the management type registered as such under the 1940
     Act;

          (4) The Large Cap Value  Series  Shares to be issued  pursuant  to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable; and

          (5) The Registration Statement of the Trust on Form N-1A, of which the prospectus  dated May 1, 2002, of the Funds are a part (the  "Prospectus"), is, upon the  effective  date of this Plan,  effective  under the 1933 Act, and, to the best  knowledge of such counsel,  no stop order  suspending the effectiveness  of such  Registration  Statement  has  been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or upon the effective date of this Plan, or at the Closing, such
     Prospectus,  as  supplemented to date in accordance with Rule 497(e) of the
     1933 Act (except  for the  financial  statements  and other  financial  and statistical data included therein,  as to which counsel need not express an opinion),  contained any untrue  statement of a material fact or omitted to state a material  fact  required to be stated  therein or necessary to make the statements  therein not misleading;  and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any  contract or document of a character  required to be  described  in the
     Prospectus that is not described as required.

     (h) That the Trust's  Registration  Statement with respect to the Large Cap
Value Series Shares to be delivered to the  shareholders  of the Devon Series in accordance  with  this Plan  shall  have  become  effective,  and no stop  order suspending the  effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Valuation Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

     (i) That the Large Cap Value Series Shares to be delivered  hereunder shall be  eligible  for sale by the Trust with each state  commission  or agency  with which such eligibility is required in order to permit the Large Cap Value Series
Shares lawfully to be delivered to each holder of the Devon Series Shares.

     (j) That, at the Closing, there shall be transferred to the Large Cap Value
Series, aggregate Net Assets of the Devon Series comprising at least 90% in fair market  value of the total net  assets and 70% of the fair  market  value of the total gross assets  recorded on the books of the Devon  Series on the  Valuation
Date.

     (k) That all  required  consents of other  parties and all other  consents,
orders,  and  permits  of  federal,   state  and  local  regulatory  authorities
(including  those  of the SEC and of  state  Blue  Sky  securities  authorities, including  any  necessary  "no-action"  positions or exemptive  orders from such federal  and  state  authorities)  to  permit  consummation  of the  transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order,  or permit would not involve a risk of a material  adverse effect on the assets or  properties  of the Devon  Series or the Large Cap Value
Series.

     (l) That there be  delivered to the Large Cap Value Series on behalf of the
Devon  Series  information  concerning  the tax basis of the Devon Series in all securities transferred to the Large Cap Value Series,  together with shareholder information, including the names, addresses, and taxpayer identification numbers of the  shareholders  of the  Devon  Series as of the date of the  Closing,  the number of shares held by each shareholder,  the dividend reinvestment  elections applicable to each shareholder, and the backup withholding and nonresident alien withholding  certifications,  notices or  records on file with the Devon  Series with respect to each shareholder.

     9. Expenses.  [confirm:] The expenses of entering into and carrying out the provisions  of this Plan shall be borne  one-half  by the Funds and  one-half by
Delaware Management Company.  The expenses borne by the Funds will be determined on a pro rata basis, according to their net assets.

     10. Termination; Postponement; Waiver; Order.

     (a) Anything contained in this Plan to the contrary  notwithstanding,  this
Plan may be terminated and the  transactions  contemplated by the Plan abandoned at any time (whether before or after approval thereof by the shareholders of the
Devon  Series  and the Large  Cap Value  Series)  prior to the  Closing,  or the
Closing may be postponed by the Trust by resolution of the Board of Trustees, if circumstances  develop that, in the opinion of the Board,  make  proceeding with the Plan inadvisable.

     (b) In the event of  termination  of this Plan  pursuant to the  provisions hereof,  the same shall become void and have no further  effect,  and the Trust, the Devon Series, the Large Cap Value Series, the Trust's trustees, officers, or agents or the  shareholders  of the Devon  Series or the Large Cap Value  Series
shall not have any liability in respect of this Plan.

     (c) At any time prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the Board of Trustees,  on behalf of either the Devon
Series or the  Large Cap Value  Series,  if, in the  judgment  of such  Board of
Trustees,  such action or waiver will not have a material  adverse effect on the benefits intended under this Plan to the shareholders of either the Devon Series or the Large Cap Value Series, on behalf of whom such action is taken.

     (d) If any order or orders of the SEC with  respect  to this Plan  shall be issued  prior to the Closing and shall impose any terms or  conditions  that are determined  by action of the Board of  Trustees  of the Trust to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan,  without further  vote or approval of the  shareholders  of the Devon Series or the Large
Cap Value Series, unless such further vote is required by applicable law or such terms and  conditions  shall result in a change in the method of  computing  the number of the Large Cap Value Series Shares to be issued to the Devon Series, in which event,  unless such terms and  conditions  shall have been included in the proxy  solicitation  material  furnished to the shareholders of the Devon Series and the Large Cap Value  Series  prior to the meeting at which the  transactions contemplated  by this Plan  shall  have been  approved,  this Plan  shall not be consummated and shall  terminate  unless the Trust shall promptly call a special meeting  of the  shareholders  of the Devon  Series  and/or  the Large Cap Value
Series at which such conditions so imposed shall be submitted for approval.

EFFECTIVE DATE AND DATE OF TRUSTEE ADOPTION, _____________ ___, 2003

                                    EXHIBIT B

[Prospectus  of  Delaware  VIP  Large  Cap  Value  Series  dated  May 1, 2002 as previously  filed via EDGAR is  incorporated  herein  by  reference  and will be included with the mailing to Shareholders]

                                    EXHIBIT C

[Annual  Report to  Shareholders  of Delaware VIP Large Cap Value Series for the
fiscal  year  ended  December  31,  2001  as  previously   filed  via  EDGAR  is
incorporated  herein by  reference  and will be  included  with the  mailing  to
Shareholders]

     DELAWARE VIP DEVON SERIES SPECIAL SHAREHOLDER MEETING - APRIL 4, 2003

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The  undersigned
hereby  appoints  [David  K.  Downes,   _____________________  and  Richelle  S.
Maestro],  or any of them, each with the right of  substitution,  proxies of the undersigned at the Special  Meeting of Shareholders of the fund named above (the
"Series"),  a series of the Trust (as defined in the proxy statement) to be held at One Commerce Square, 34th Floor, Philadelphia, Pennsylvania, on ____________,
April 4, 2003 at 11:00 A.M., or at any  postponement  or  adjournments  thereof, with all the powers which the undersigned  would possess if personally  present, and instructs  them to vote upon any matters which may properly be acted upon at this  meeting and  specifically  as  indicated on the reverse side of this form.
Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD,  YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL
AS  MARKED,  OR IF NOT  MARKED,  TO VOTE  "FOR" THE  PROPOSAL,  AND TO USE THEIR
DISCRETION  TO VOTE ANY OTHER MATTER THAT MAY PROPERLY  COME BEFORE THE MEETING,
OR AT ANY  POSTPONEMENT  OR ADJOURNMENT  THEREOF.  PLEASE COMPLETE AND MAIL THIS
CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Please vote by checking ( |X| ) the appropriate box below.

1.   To approve or disapprove a Plan of                 FOR    AGAINST  ABSTAIN
     Reorganization by the Trust, on behalf of the       //       //       //
     Series and Delaware VIP Large Cap Value Series
     (the "Large Cap Value Series"), that provides
     for: (i) the acquisition of substantially all of
     the assets, subject to the liabilities, of the
     Series in exchange for shares of the Large Cap
     Value Series; and (ii) the dissolution of the
     Series.

               THIS PROXY CARD IS ONLY  VALID WHEN  SIGNED AND DATED.  TO SECURE
               THE  LARGEST  POSSIBLE  REPRESENTATION  AND AVOID THE  ADDITIONAL
               EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE DATE AND SIGN
               NAME OR NAMES  BELOW AS  PRINTED  ON THIS CARD TO  AUTHORIZE  THE
               VOTING OF YOUR SHARES AS INDICATED.  WHERE SHARES ARE  REGISTERED
               WITH JOINT OWNERS,  ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING
               AS  EXECUTOR,  ADMINISTRATOR,  TRUSTEE  OR  OTHER  REPRESENTATIVE
               SHOULD GIVE FULL TITLE AS SUCH.

               Date ___________________, 2003

               ------------------------------------

               ------------------------------------
               Signature(s) (Joint Owners)(PLEASE SIGN WITHIN BOX)

           Please fold and detach card at perforation before mailing.

--------------------------------------------------------------------------------

                                                Form of Voting Instructions Card

Insurance Company Name Prints Here              Delaware VIP Devon Series

                  Special Meeting of Shareholders To Be Held On
                                  April 4, 2003

THESE VOTING INSTRUCTIONS ARE REQUESTED BY THE ABOVE-NAMED  INSURANCE COMPANY IN
CONNECTION  WITH A SOLICITATION OF PROXIES BY THE TRUSTEES OF DELAWARE VIP TRUST
(THE  "TRUST") ON BEHALF OF ITS SERIES,  DELAWARE  VIP DEVON  SERIES (THE "DEVON
SERIES").

This  Voting  Instruction  Card,  if  properly  executed,  will be voted by your insurance company in the manner directed by you. If this voting instruction card is executed and no direction is made, this voting instruction card will be voted
FOR the proposal  and, in the  discretion of the  insurance  company,  upon such other business as may properly come before the Special Meeting.

By signing below,  I instruct the insurance  company to vote the shares of Devon
Series  related to my  contract  at the  special  meeting of  shareholders  (the
"Meeting")  to be  held  at  One  Commerce  Square,  34th  Floor,  Philadelphia,
Pennsylvania  19103,  at  11:00  a.m.  Eastern  time,  April  4,  2003,  and any adjournment of the Meeting as indicated on the reverse side of this card.
                    Date:_________________________

                       -------------------------------------------------------
                       Signature(s):

                    If a contract is held jointly,  each  contract  owner should sign. If only one signs,  it will be binding.  If a contract owner is a business entity, please indicate the title of the person signing.

           Please fold and detach card at perforation before mailing.
--------------------------------------------------------------------------------

  Please fill in box(es) as shown using black or blue ink or number 2 pencil. X
                       PLEASE DO NOT USE FINE POINT PENS.

Proposal 1.         FOR              AGAINST               ABSTAIN

                   [   ]             [    ]                [   ]

To  approve  a Plan of  Reorganization  involving  Delaware  VIP Large Cap Value
Series (the "Large Cap Value Series"),  another series of the Trust, under which the following will occur:

o    The  acquisition of the assets of Devon Series by Large Cap Value Series in exchange for shares of Large Cap Value Series.

o    The distribution of such shares to the shareholders of Devon Series.

o    The liquidation and dissolution of Devon Series.

This is described more fully in the Joint Proxy Statement/Prospectus.

Other Business     GRANT             WITHHOLD              ABSTAIN

                   [   ]             [    ]                [   ]

               To vote upon any other business which may be legally presented at the Meeting or any adjournment thereof.

  PLEASE BE SURE TO DATE AND SIGN YOUR VOTING INSTRUCTION ON THE REVERSE SIDE.

Part B
           STATEMENT OF ADDITIONAL INFORMATION FOR DELAWARE VIP DEVON
                        SERIES Dated [February 20,] 2003

Acquisition of the Assets of the
DELAWARE VIP DEVON SERIES
(a series of Delaware VIP Trust)

By and in exchange for shares of the
DELAWARE VIP LARGE CAP VALUE SERIES
(a series of Delaware VIP Trust)

     This Statement of Additional  Information (SAI) relates specifically to the
proposed  delivery  of  substantially   all  of  the  assets,   subject  to  the
liabilities,  of the Delaware VIP Devon Series (the "Devon Series"), a series of
Delaware  VIP Trust,  for shares of  Delaware  Large Cap Value  Series,  another series of Delaware VIP Trust.

     This SAI consists of this Cover Page and the following  documents.  Each of these  documents is attached to and is legally  considered  to be a part of this
SAI:

          1.   Statement  of  Additional  Information  of Delaware VIP Large Cap
               Value Series, dated May 1, 2002.

          2.  Semi-Annual  Report of Delaware VIP Large Cap Value Series for the
              fiscal period ended June 30, 2002.

          3.   Annual  Report of Delaware  VIP Devon  Series for the fiscal year ended December 31, 2001.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the Joint Proxy  Statement/Prospectus dated [February 20], 2003, relating to the above-referenced  transaction.  You  can  request  a  copy  of the  Joint  Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to Delaware  VIP
Trust,  Attention:  Account  Services,  1818  Market  Street,  Philadelphia,  PA
19103-3682.

[Statement of Additional Information of Delaware VIP Trust, dated May 1, 2002 as previously  filed via EDGAR is  incorporated  herein  by  reference  and will be mailed to any Shareholder who requests this SAI.]

[Semi-Annual Report of Delaware VIP Large Cap Value Series for the fiscal period ended June 30,  2002 as  previously  filed via EDGAR is  incorporated  herein by reference and will be mailed to any Shareholder who requests this SAI.]

[Annual  Report of Delaware VIP Devon Series for the fiscal year ended  December
31, 2001 as previously  filed via EDGAR is incorporated  herein by reference and will be mailed to any Shareholder who requests this SAI.]

                               DELAWARE VIP TRUST
                         FILES NOS. 33-14363 & 811-5162

                                    FORM N-14

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 15.       Indemnification

               Article  VI of the  By-laws  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed December 14,
               1999.

Item 16.       Exhibits

     (1)  Copies of the charter of the Registrant as now in effect;

          (a)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed December 14, 1999.

               (i)  Form of Amended and Restated  Agreement and  Declaration  of
                    Trust   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

          (b)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed December 14, 1999.

               (i)  Form of Amendment No. 1 to Certificate of Trust incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 36 filed April 30, 2002.

     (2)  Copies of the Existing  By-laws or  corresponding  instruments  of the
          Registrant;

          (a)  By-laws  (December  17,  1998)  incorporated  into this filing by reference to  Post-Effective  Amendment No. 29 filed December 14,
               1999.

          (b)  Form of  Amended  and  Restated  By-laws  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 36 filed
               April 30, 2002.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Registrant;

          Not applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it;

          Form  of Plan  of  Reorganization  is  included  in this  registration statement as Exhibit A to the Joint Proxy/Prospectus Statement.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the Articles of Incorporation or By-laws of the Registrant;

          (a)  Agreement and  Declaration  of Trust.  Articles III, V, and VI of
               the Agreement and  Declaration  of Trust  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 29 filed
               December 14, 1999.

               (i)  Form of Amended and Restated  Agreement and  Declaration  of
                    Trust.  Articles III, V, and VI of the Form of Agreement and
                    Declaration  of  Trust  incorporated  into  this  filing  by reference to Post-Effective Amendment No. 36 filed April 30,
                    2002.

          (b)  By-laws.  Article II of the By-laws incorporated into this filing by reference to  Post-Effective  Amendment No. 29 filed  December
               14, 1999.

               (i)  Form of  Amended  and  Restated  By-laws.  Article II of the
                    By-laws  incorporated  into  this  filing  by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
               February 8, 2002.

               (i)  Executed  Amendment  No. 1 (August 20, 2000) to Exhibit A of
                    the  Investment   Management   Agreement   between  Delaware
                    Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed
                    April 30, 2001.

          (b)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between Delaware International  Advisers, Ltd. and the Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 34 filed April 30, 2001.

          (c)  Executed  Sub-Advisory  Agreement  (December  15,  1999)  between
               Delaware  Management  Company  (a series of  Delaware  Management
               Business  Trust) and  Delaware  International  Advisers  Ltd.  on
               behalf of Strategic Income Series  incorporated  into this filing by reference to  Post-Effective  Amendment No. 34 filed April 30,
               2001.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a)  Executed Distribution Agreement (April 19, 2001) between Delaware
               Distributors,  L.P. and the  Registrant  on behalf of each Series incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

          (b)  Executed Financial  Intermediary  Distribution Agreement (January
               1,  2001)  between  Delaware   Distributors,   L.P.  and  Lincoln
               Financial   Distributors,   Inc.  on  behalf  of  the  Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

               (i)  Executed   Appendix  A  (December  20,  2001)  to  Financial
                    Intermediary  Distribution  Agreement incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    February 8, 2002.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such;

          Not applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act for securities  and similar  investments of the Registrant, including the schedule of remuneration;

          (a)  Custodian  Agreement  (May 1, 1996)  between The Chase  Manhattan
               Bank  and  the  Registrant   incorporated  into  this  filing  by
               reference to  Post-Effective  Amendment  No. 18 filed October 29,
               1996.

               (i)  Letter (December 27, 1996) adding the High-Yield Opportunity
                    Series to Schedule A of the Global Custody Agreement between
                    The Chase  Manhattan  Bank and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 36 filed April 30, 2002.

               (ii) Amendment (November 20, 1997) to Custodian Agreement between
                    The Chase  Manhattan  Bank and the  Registrant  on behalf of each Series  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 22 filed January 15, 1998.

               (iii)Letter (May 1, 1997) adding  Convertible  Securities Series,
                    Devon Series,  Emerging  Markets  Series,  Social  Awareness
                    Series  and   Strategic   Income  Series  to  the  Custodian
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 24 filed April 27, 1998.

               (iv) Letter  (April 30, 1998) adding REIT Series to the Custodian
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 25 filed February 12, 1999.

               (v)  Letter (May 1, 1999) adding  Aggressive Growth Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 28 filed October 15, 1999.

               (vi) Letter  (October 15, 1999) adding U.S.  Growth Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 34 filed April 30, 2001.

               (vii)Letter   (August  21,  2000)  adding  the   Technology   and
                    Innovation  Series to the  Custodian  Agreement  between The
                    Chase  Manhattan Bank and the Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 34 filed April 30, 2001.

               (viii) Letter  (January  17, 2002) adding the Trend Series to the
                    Custodian Agreement between The Chase Manhattan Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 35 filed February 8, 2002.

          (b)  Executed Securities Lending Agreement (December 22, 1998) between
               The Chase  Manhattan  Bank and the Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 36 filed
               April 30, 2002.

               (i)  Executed  Amendment  (October 3, 2001) to Securities Lending
                    Agreement   between  The  Chase   Manhattan   Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 36 filed April 30, 2002.

     (10) Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation  of the plan,  and copies of any plan  entered  into by
          Registrant  pursuant to Rule 18f-3 under the 1940 Act,  any  agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Registrant's trustees describing any action to revoke the plan;

          (a)  Rule 12b-1 Plan (April 19, 2001) incorporated into this filing by reference  to  Post-Effective  Amendment  No. 34 filed  April 30,
               2001.

          (b)  Rule 18f-3 Plan (November 16, 2000) incorporated into this filing by reference to  Post-Effective  Amendment No. 34 filed April 30,
               2001.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          Opinion and Consent of Counsel for Registrant  incorporated  into this
          Filing by reference to  Post-Effective  Amendment No. 32 filed June 5,
          2000.

     (12) An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

          Form of Tax Opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to
          shareholders  discussed  in  the  Joint   Proxy/Prospectus   Statement
          attached as Exhibit.

     (13) Copies of all  material  contracts of the  Registrant  not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing of the registration statement;

          (a)  Executed Shareholders Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

          (b)  Executed  Delaware  Group  of  Funds  Fund  Accounting  Agreement
               (August 19, 1996) (Module) between Delaware Service Company, Inc.
               and the Registrant  incorporated into this filing by reference to
               Post-Effective Amendment No. 18 filed October 29, 1996.

               (i)  Executed  Amendment  No. 24 (June 26,  2001) to the Delaware
                    Group of Funds Fund Accounting  Agreement  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act;

          Consent of Independent Public Auditors attached as Exhibit.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

          Power of Attorney  (January 9, 2001)  incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

     (17) Any additional exhibits which the Registrant may wish to file.

          Not applicable.

Item 17. Undertakings

     (1)  The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act of 1933, as amended,  (the "1933 Act"),  the reoffering prospectus will contain the  information  called for by the applicable registration  form  for  reofferings  by  persons  who  may be  deemed underwriters,  in addition to the information  called for by the other items of the applicable form.

     (2)  The undersigned  Registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The  undersigned  Registrant  undertakes  to file,  by  Post-Effective
          Amendment, a copy of the Opinion of Counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

     (4)  Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the
          Securities and Exchange  Commission  such  indemnification  is against
          public   policy   as   expressed   in  the  Act  and  is,   therefore,
          unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee,  officer or  controlling  person of the
          Registrant  in  the  successful   defense  of  any  action,   suit  or
          proceeding) is asserted by such Trustee, officer or controlling person in connection  with the securities  being  registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled
          by   controlling   precedent,   submit  to  a  court  of   appropriate
          jurisdiction  the  question  whether  such  indemnification  by  it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

As  required by the  Securities  Act of 1933,  as amended,  (the "1933 Act") the registration  statement has been signed on behalf of the  registrant in the City of  Philadelphia,  and the  Commonwealth  of  Pennsylvania  on the  __th  day of
_______, 2003.

                                    DELAWARE VIP TRUST

                                    /s/ David K. Downes
                                    By:      David K. Downes
                                    Title:   Chief Executive Officer

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Name:                          Title:                            Date:

/s/ David K. Downes            President/Chief Executive         ______ __, 2003
-------------------            Officer/Chief Financial
David K. Downes                Officer (Principal Executive
                               Officer/Principal Accounting
                               Officer) and Trustee

/s/ John H. Durham*            Trustee                           ______ __, 2003
-------------------
John H. Durham

/s/ Anthony D. Knerr*          Trustee                           ______ __, 2003
---------------------
Anthony D. Kneer

/s/ Anne R. Leven*             Trustee                           ______ __, 2003
------------------
Ann R. Leven

/s/ Thomas F. Madison*         Trustee                           ______ __, 2003
----------------------
Thomas F. Madison

/s/ John A. Fry*               Trustee                           ______ __, 2003
----------------
John A. Fry

/s/ Walter P. Babich*          Trustee                           ______ __, 2003
---------------------
Walter P. Babich

/s/ Janet L. Yeomans*          Trustee                           ______ __, 2003
---------------------
Janet L. Yeomans

* By     /s/ David K. Downes
         -------------------
         David K. Downes, Chief Executive Officer
         Attorney-in-Fact (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

Exhibit No.                           Exhibit
-----------                           -------

   EX-99.12            Form of Tax Opinion of Stradley Ronon Stevens & Young LLP

   EX-99.14            Consent of Ernst & Young LLP, independent auditors